UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23789
Touchstone ETF Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024

Item 1. Reports to Stockholders.

     (a) The Report to Shareholders is attached herewith.

Touchstone Climate Transition ETF Touchstone Climate Transition ETF - HEAT

Touchstone Dividend Select ETF Touchstone Dividend Select ETF - DVND

Touchstone Dynamic International ETF Touchstone Dynamic International ETF - TDI

Touchstone Securitized Income ETF Touchstone Securitized Income ETF - TSEC

Touchstone Strategic Income ETF Touchstone Strategic Income ETF - SIO

Touchstone Ultra Short Income ETF Touchstone Ultra Short Income ETF - TUSI

Touchstone US Large Cap Focused ETF Touchstone US Large Cap Focused ETF - LCF

Touchstone Climate Transition ETF
HEAT | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Climate Transition ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Climate Transition ETF	$70	0.69%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies that benefit from a transitioning climate environment.
The Fund's performance was 2.48% for the reporting period.
On the equity front, it was a tough year for active managers. Investors, fearful of a recession, continued to focus mostly on a narrower number of companies with continued earnings growth powered by digitalization that are expected to perform well independent of the overall state of the economy. Artificial intelligence (AI), therefore, continued to be a major market driver. In 2024, only 30% of stocks outperformed the MSCI World Index, two standard deviations below the last three-decade average.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology, Industrials, and Utilities Stocks	Negative	The Fund’s positions within the Information Technology, Industrials, and Utilities sectors underperformed.
Materials and Financials Sectors	Negative	The Fund’s overweight to the Materials sector and underweight to the Financials sector detracted from relative performance.
Clean Technology Stocks	Negative	The Fund’s positions within companies engaged in solar power underperformed.
Consumer Discretionary Stocks	Positive	The Fund’s positions within Consumer Discretionary outperformed.
Over the past year, we worked to reduce the Fund's sensitivity to the unwinding trends observed in key clean technology markets targeted by the strategy. Simultaneously, we strategically increased allocations to businesses we identified as essential enablers which are companies providing the products and services necessary for the continued growth of AI capability. From an AI perspective, we focused on key enablers such as Siemens AG, Schneider Electric SE, and semiconductor players, all of which are instrumental in supporting the rollout of power-intensive computing capacity. In the mobility segment, we actively increased our exposure to Tesla Inc. mid-year as well as maintaining our exposure to BYD Co. Ltd.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	2.48%	2.00%
MSCI World Index	18.67%	19.20%
[1]	The inception date of the Fund was April 28, 2023. The returns of the index listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$11,468,746
Total number of portfolio holdings	53
Total advisory fees paid	$75,051
Portfolio turnover rate	65%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	30.8%
Information Technology	24.6%
Consumer Discretionary	16.5%
Utilities	12.4%
Materials	8.3%
Health Care	3.8%
Consumer Staples	2.1%
Real Estate	1.1%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
United States	58.8%
United Kingdom	8.8%
China	5.8%
Netherlands	4.2%
Switzerland	3.9%
Taiwan	3.6%
Japan	3.5%
Other Countries	11.0%
Short-Term Investment Fund	1.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Dividend Select ETF
DVND | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Dividend Select ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dividend Select ETF	$68	0.64%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income and capital appreciation by investing primarily in a portfolio of 40-55 equity securities of U.S. large-cap companies that have historically paid dividends.
The Fund's performance was 11.59% for the reporting period.
Equity markets performed well in 2024 amid easing monetary policy and continued economic growth. Despite improving breadth, the market remained narrow as Growth outperformed Value and mega-cap technology names continued their dominance.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Dividend Style	Negative	High dividend yielding stocks underperformed during the year.
Sector Allocation to Information Technology and Financials	Negative	The Fund was overweight Information Technology (IT) and underweight Financials compared to the Russell 1000® Value Index which detracted from relative performance.
Security Selection in IT stocks	Positive	The Fund’s positions within the IT sector positively contributed to relative performance.
Portfolio activity was average for the year, adding 8 stocks and removing 4.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	11.59%	11.37%
Russell 3000® Index	23.81%	17.34%
Russell 1000® Value Index	14.37%	10.81%
[1]	The inception date of the Fund was August 2, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$33,928,932
Total number of portfolio holdings	56
Total advisory fees paid	$185,458
Portfolio turnover rate	13%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	24.4%
Financials	13.6%
Health Care	11.3%
Industrials	9.6%
Consumer Discretionary	8.4%
Consumer Staples	7.6%
Communication Services	6.7%
Materials	4.2%
Utilities	3.7%
Energy	3.5%
Real Estate	2.9%
Short-Term Investment Fund	4.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s expense limitation was reduced to 0.49% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Dynamic International ETF
TDI | The Nasdaq Stock Market LLC
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Dynamic International ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Dynamic International ETF	$67	0.65%
Management’s Discussion of Fund Performance
The Fund seeks capital appreciation by investing at least 80% of its assets in equity securities of non-US companies and may invest in companies domiciled in both developed and emerging markets. The sub-adviser employs an adaptive quantitative investment process, the Dynamic Alpha Stock Selection Model®, to build equity portfolios that adapt to market conditions.
The Fund's performance was 6.60% for the reporting period.
Global equities as measured by the MSCI All Country World Ex USA Index advanced 5.53% in 2024. Stocks in aggregate across the developed world in North America, Europe and Asia completed the year in positive territory. Additionally, Emerging Markets also posted positive performance in 2024 buoyed by robust returns within Taiwan led by companies operating in its Technology sector, amid investor enthusiasm for new technological advances.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Quality	Positive	Higher quality companies with organic growth and strong management teams increased performance during the period.
Analyst Insight	Positive	Securities viewed positively by the sell-side analyst community performed positively.
Momentum	Positive	Companies whose performance could be explained by fundamentals, and/or news, performed well.
Balance Sheet Risk	Negative	The Fund’s lower risk exposure detracted from performance as companies with higher Balance Sheet Risk outperformed.
Over the past year, the Fund increased its weight to Financials due to its balanced exposure to favorable earnings and valuation characteristics.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
NAV	6.60%	4.52%	4.54%
MSCI All Country World Ex USA Index	5.53%	4.10%	4.80%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$49,429,430
Total number of portfolio holdings	121
Total advisory fees paid	$298,666
Portfolio turnover rate	77%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	30.3%
Information Technology	16.7%
Industrials	14.1%
Consumer Discretionary	11.9%
Health Care	9.7%
Communication Services	7.9%
Materials	6.8%
Consumer Staples	1.4%
Energy	1.3%
Utilities	0.6%
Real Estate	0.6%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(3.0)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	15.3%
Canada	11.4%
China	8.5%
Taiwan	7.6%
Switzerland	6.4%
Italy	6.1%
Singapore	4.9%
Denmark	4.9%
United Kingdom	4.7%
Germany	4.7%
India	3.8%
Norway	3.6%
Other Countries	19.4%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	(3.0)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Securitized Income ETF
TSEC | NYSE ARCA, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Securitized Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Securitized Income ETF	$40	0.39%
Management’s Discussion of Fund Performance
The Fund seeks total return through income and capital appreciation by investing at least 80% of its assets in securitized fixed-income securities.
The Fund's performance was 7.33% for the reporting period.
During the 2024 calendar year, securitized assets saw a strong rally in spreads across all sectors and ratings. Spreads finished the year at close to all time historical tights for several sectors. There were periods of volatility throughout the 12 months both in spreads and interest rates. Interest rate volatility was the most heightened with short term rates rallying (-100 basis points) with Federal Reserve cuts and longer rates moving higher (50 to 60 basis points) over the course of the year.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates moved significantly higher on the long end of the curve. Fund positioning of 2.75 duration and selling of longer 20-year U.S. Treasuries in the third quarter of 2024 added to performance.
Spreads	Positive	Spreads on securitized assets tightened dramatically over the 12 months. Overall option-adjusted spread on the Fund went from 382 to 227 at the end of 2024.
Carry	Positive	Portfolio yield (carry) was a significant driver of performance over the period. Portfolio yield to worst as of the beginning of the reporting period was 8.65%, which provided a significant level of income as a base for total return performance over the 12-month period that followed.
Asset Allocation	Positive	Fund management saw strong performance from several sectors over the course of the year positively contributing to relative performance with asset backed securities, (ABS), collateralized loan obligations (CLO), and commercial mortgage backed securities (CMBS) among the top contributing sectors within the Fund’s portfolio. Residential mortgage backed securities (RMBS) which is the longest duration sector outperformed the Bloomberg U.S. Aggregate Bond Index as well.
The largest position change in the Fund was the increase in RMBS from 15% to 24% as that sector had the most attractive spreads as well as the area we added duration to. CMBS dropped from 25.9% to 23.7%. CLOs dropped from 23.7% to 19.7%. Also, we exited a 1.9% position in U.S. Treasuries during the year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	7.33%	8.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	2.94%
[1]	The inception date of the Fund was July 17, 2023. The returns of the index listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$108,806,948
Total number of portfolio holdings	112
Total advisory fees paid	$264,514
Portfolio turnover rate	36%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	44.6%
Non-Agency Collateralized Mortgage Obligations	23.0%
Commercial Mortgage-Backed Securities	22.9%
Agency Collateralized Mortgage Obligations	0.6%
Corporate Bonds	0.3%
Short-Term Investment Fund	8.0%
Other Assets/Liabilities (Net)	0.6%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	35.2%
AA/Aa	22.3%
A/A	9.7%
BBB/Baa	29.6%
BB/Ba	2.1%
B/B	0.3%
CCC	0.2%
CC	0.3%
Not Rated	0.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Strategic Income ETF
SIO | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Strategic Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Strategic Income ETF	$63	0.61%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities.
The Fund's performance was 6.09% for the reporting period.
Financial market volatility was elevated in the face of changing monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates moved higher over the 12 months as investors adjusted their expectations for Federal Reserve policy in response to developing economic data. Credit spreads tightened over the same period and were range bound near their historical tights as investors anticipated a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund was managed with shorter duration than the Bloomberg U.S. Aggregate Bond Index which positively contributed to relative performance as interest rates increased over the year.
High Yield Corporates, Emerging Market Debt, and Non-Credit Sector Allocation	Positive	The Fund had overweight allocations to High Yield Corporates, Emerging Market Debt, and non-credit sectors which positively impacted performance as risk assets performed well over the year.
Investment Grade Corporates, Securitized, and Emerging Market Debt Positions	Positive	The Fund’s positions within Investment Grade Corporates, Securitized, and Emerging Market Debt positively contributed to relative performance.
High Yield Corporate Selection	Negative	The Fund’s positions within High Yield Corporates detracted from relative performance.
Over the past 12 months the Fund reduced its risk budget target. As a result, the Fund reduced allocations to High Yield Corporates and Emerging Market Debt, which are currently toward the lower end of historical ranges, as risk/reward is skewed to the downside.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	6.09%	5.76%
Bloomberg U.S. Aggregate Bond Index	1.25%	1.07%
[1]	The inception date of the Fund was July 21, 2022. The returns of the index listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$174,668,449
Total number of portfolio holdings	185
Total advisory fees paid	$661,809
Portfolio turnover rate	107%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	42.1%
U.S. Treasury Obligations	32.9%
Asset-Backed Securities	9.9%
Commercial Mortgage-Backed Securities	6.5%
Non-Agency Collateralized Mortgage Obligations	4.7%
Common Stocks	1.8%
Sovereign Government Obligations	0.9%
Short-Term Investment Fund	0.8%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	40.4%
AA/Aa	3.6%
A/A	9.3%
BBB/Baa	33.0%
BB/Ba	9.1%
B/B	3.6%
CCC	1.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities ETF to the Touchstone Strategic Income ETF. There were no changes made to the Fund’s investment goal and principal investment strategies. Also effective October 31, 2024, the Fund's expense limitation was reduced to 0.49% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone Ultra Short Income ETF
TUSI | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone Ultra Short Income ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone Ultra Short Income ETF	$26	0.25%
Management’s Discussion of Fund Performance
The Fund seeks maximum total return consistent with the preservation of capital by investing at least 80% of its assets in fixed-income securities. The Fund invests in a diversified portfolio of fixed income securities of different maturities, including U.S. Treasury securities, U.S. government agency and U.S. government-sponsored enterprise securities, corporate bonds (including those of foreign issuers), mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities, municipal bonds, collateralized loan obligations and cash equivalent securities including repurchase agreements, commercial paper and variable rate demand notes. While the Fund may invest in securities of any maturity or duration, it seeks to maintain an effective duration of one year or less under normal market conditions.
The Fund's performance was 6.50% for the reporting period.
During the 2024 calendar year, the ultra short duration sector saw tightening in both spreads and meaningful move in interest rates in the short end. Rates 1 year and in moved 65-120 basis points (bps) lower given the Federal Reserve (Fed) cut rates 100 bps. It was not without volatility to get to this point. The 2-year U.S. Treasury ended the year unchanged with longer rates over the course of the year, 50 bps higher. Spreads on ultra short space tightened significantly over the course of the year given strong demand for fixed income investments.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rates	Positive	Interest rates in the front end of the curve (2 years and in) moved 60 to 125 bps lower over the period. This was a tailwind for performance in the Fund, particularly fixed rate assets.
Spreads	Positive	Spreads on short duration assets compressed meaningfully over the 12-month period ended 12/31/2024. Fund option-adjusted spread compressed from 161 to 126 over the period, with the most significant sector spread tightening in its commercial mortgage backed securities (CMBS) exposure (160 bps tighter), collateralized loan obligations (CLOs) (51 bps tighter), and asset backed securities (ABS) (35 bps tighter).
Carry	Positive	Portfolio yield (carry) was a significant driver of performance over the year ending 12/31/2024. Portfolio yield to worst as of the beginning of the reporting period was 6.68%, which provided a significant level of income as a base for total return performance over the 12 month period that followed.
Asset Allocation	Positive	Fund management maintained a significant overweight to securitized subsectors (ABS, CLO, Residential MBS, CMBS) over the year, versus investment grade credit. This was a positive contributor to performance, given the securitized sectors’ trailing 12-month gross returns ranging from 6.70% for CLOs to 8.24% for CMBS, comparing favorably versus the Fund’s investment grade credit return of 6.24% over the same time period.
Cash	Negative	The Fund maintained an oversized position in Cash & Cash Equivalents to start the reporting period which ended on 12/31/2024, as a conservative positioning during a period where redemption activity in the ultra short category had been abnormally high. This emphasis on liquidity created a “cash drag” on assets that could have otherwise been more fully invested in higher-yielding sectors.
Securitized positioning in the Fund was steady at roughly 67%. Cash increased by roughly 3%. Corporates dropped from 26% to 23.9% over the 12-month period. In the securitized space CLO and CMBS went down 1% each with RMBS increasing 1.6% and ABS up less than 1% over the year.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	6.50%	5.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	0.48%
ICE BofA 3-Month U.S. Treasury Bill Index	5.25%	4.77%
ICE BofA 1-Year U.S. Treasury Note Index	4.75%	4.01%
[1]	The inception date of the Fund was August 4, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$99,960,633
Total number of portfolio holdings	145
Total advisory fees paid	$142,971
Portfolio turnover rate	85%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Asset-Backed Securities	42.9%
Corporate Bonds	23.7%
Commercial Mortgage-Backed Securities	15.9%
Commercial Paper	9.7%
Non-Agency Collateralized Mortgage Obligations	8.4%
Short-Term Investment Fund	0.0%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	50.3%
AA/Aa	15.7%
A/A	12.5%
BBB/Baa	21.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.
Touchstone US Large Cap Focused ETF
LCF | CBOE BZX EXCHANGE, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the Touchstone US Large Cap Focused ETF (“Fund”) for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at touchstoneinvestments.com/ETFs. You can also request this information by contacting us at 1.833.368.7383. This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Touchstone US Large Cap Focused ETF	$73	0.66%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in 25-45 U.S. companies of capitalizations above $5 billion at time of purchase that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund's subadviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's performance was 20.80% for the reporting period.
The U.S. equity market closed out 2024 with a second consecutive year of substantial gains, with the S&P 500® Index logging a 25.02% return – the first time the S&P 500® Index has had back-to-back 20%+ years since 1998. The macroeconomic focus of the year largely revolved around Federal Reserve policy and market implications of the election cycle.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Real Estate Sector	Positive	Exposure to non-index holding Jones Lang LaSalle Inc. contributed to performance.
Semiconductor & Semiconductor Equipment Industry	Negative	The Fund’s underweight to this industry relative to the S&P 500® Index was the largest detractor. The Fund’s stocks within this industry also underperformed the S&P 500® Index holdings within the industry.
Communication Services Sector	Positive	The largest strategy overweight, allocation to the sector was the highest contributor. Selection within the sector was also a significant contributor.
Information Technology Sector	Negative	The Information Technology sector was the largest detractor among the Fund’s sector exposures. The Fund’s underweight to the sector and its positions within the sector were detractors.
The increase in weight in the Information Technology sector relative to the benchmark was the largest sector related change in the fund during the period.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
NAV	20.80%	17.33%
Russell 3000® Index	23.81%	18.10%
Russell 1000® Index	24.51%	18.60%
S&P 500® Index	25.02%	18.75%
[1]	The inception date of the Fund was July 27, 2022. The returns of the indexes listed above are based on the inception date of the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneInvestments.com/ETFs for the most recent performance information.
Key Fund Statistics
Fund net assets	$39,916,798
Total number of portfolio holdings	47
Total advisory fees paid	$240,771
Portfolio turnover rate	7%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	29.8%
Communication Services	15.3%
Financials	14.8%
Health Care	12.6%
Consumer Discretionary	7.7%
Industrials	7.7%
Consumer Staples	3.5%
Energy	2.3%
Materials	2.0%
Real Estate	1.3%
Short-Term Investment Fund	3.1%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by April 30, 2025, at touchstoneinvestments.com/ETFs or upon request at 1.833.368.7383. On October 31, 2024, the Fund’s expense limitation was reduced to 0.55% of average daily net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/ETFs or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 1.833.368.7383.

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics is attached hereto as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $151,300 for 2024 and $149,900 for 2023.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $18,000 and $33,200 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The fees for 2024 relate to out of scope audit procedures and 2023 relate to review of N-1A filings and out of scope audit procedures.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $45,500 and $50,000 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The fees relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $9,706 and $0 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The fees relate to the PFIC Analyzer, Rapid Security Analyzer and Global Withholding Tax Reporter subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $ 2,274,258 for 2024 and $914,362 for 2023.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

December 31, 2024
Annual Financial Statements
Touchstone ETF Trust
Touchstone Climate Transition ETF
Touchstone Dividend Select ETF
Touchstone Dynamic International ETF
Touchstone Securitized Income ETF
Touchstone Strategic Income ETF (formerly Touchstone Strategic Income Opportunities ETF)
Touchstone Ultra Short Income ETF
Touchstone US Large Cap Focused ETF

Page
Portfolios of Investments:
Touchstone Climate Transition ETF	3
Touchstone Dividend Select ETF	4
Touchstone Dynamic International ETF	5-7
Touchstone Securitized Income ETF	8-10
Touchstone Strategic Income ETF	11-15
Touchstone Ultra Short Income ETF	16-18
Touchstone US Large Cap Focused ETF	19
Statements of Assets and Liabilities	20
Statements of Operations	21
Statements of Changes in Net Assets	22-24
Financial Highlights	25-26
Notes to Financial Statements	27-40
Report of Independent Registered Public Accounting Firm	41-42
Other Items (Unaudited)	43-47
Privacy Protection Policy	51
This report identifies the Funds' investments on December 31, 2024. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Climate Transition ETF – December 31, 2024
Shares		Market Value
	Common Stocks — 99.6%
	Industrials — 30.8%
2,495	AECOM	$ 266,516
3,254	Ashtead Group PLC (United Kingdom)	202,257
7,100	Contemporary Amperex Technology Co. Ltd. (China) - Class A	258,739
4,424	Copart, Inc.*	253,893
6,023	CSX Corp.	194,362
289	Deere & Co.	122,449
1,539	MasTec, Inc.*	209,520
4,025	nVent Electric PLC	274,344
1,178	Republic Services, Inc.	236,990
819	Schneider Electric SE	204,370
959	Siemens AG (Germany)	187,312
3,364	Trex Co., Inc.*	232,217
3,291	Uber Technologies, Inc.*	198,513
315	United Rentals, Inc.	221,899
859	Verisk Analytics, Inc.	236,595
1,958	Xylem, Inc.	227,167
		3,527,143
	Information Technology — 24.6%
451	ANSYS, Inc.*	152,136
428	ASM International NV (Netherlands)	247,741
1,686	BE Semiconductor Industries NV (Netherlands)	231,055
3,321	Bentley Systems, Inc. - Class B	155,091
826	Cadence Design Systems, Inc.*	248,180
3,278	Enphase Energy, Inc.*	225,133
1,200	First Solar, Inc.*	211,488
500	Keyence Corp. (Japan)	205,377
295	Monolithic Power Systems, Inc.	174,551
2,677	NVIDIA Corp.	359,494
1,075	PTC, Inc.*	197,660
2,099	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	414,531
		2,822,437
	Consumer Discretionary — 16.5%
1,580	Amazon.com, Inc.*	346,636
6,994	BYD Co. Ltd. (China) Class H	240,078
7,307	Compass Group PLC (United Kingdom)	243,508
4,705	On Holding AG (Switzerland) - Class A*	257,693
146	O'Reilly Automotive, Inc.*	173,127
1,396	Shimano, Inc. (Japan)	189,777
687	Tesla, Inc.*	277,438
101,725	Yadea Group Holdings Ltd. (China) 144a	169,484
		1,897,741
	Utilities — 12.4%
17,950	AES Corp. (The)	231,016
3,366	CMS Energy Corp.	224,344
29,439	Enel SpA (Italy)	209,985
19,141	National Grid PLC (United Kingdom)	227,644
4,422	NextEra Energy, Inc.	317,013
10,277	SSE PLC (United Kingdom)	206,366
		1,416,368
	Materials — 8.3%
16,700	Capstone Copper Corp. (Canada)*	103,282
Shares		Market Value
	Common Stocks — 99.6% (Continued)
	Materials — 8.3% (Continued)
2,385	Corteva, Inc.	$ 135,850
37,415	Norsk Hydro ASA (Norway)	205,557
8,088	Pan American Silver Corp. (Canada)	163,539
786	Sika AG (Switzerland)	186,897
2,807	Wheaton Precious Metals Corp. (Brazil)	157,866
		952,991
	Health Care — 3.8%
455	Thermo Fisher Scientific, Inc.	236,705
1,208	Zoetis, Inc.	196,819
		433,524
	Consumer Staples — 2.1%
2,498	Kerry Group PLC (Ireland) - Class A	241,289
	Real Estate — 1.1%
14,840	Segro PLC REIT (United Kingdom)	130,270
	Total Common Stocks	$11,421,763
	Short-Term Investment Fund — 1.0%
113,143	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	113,143
	Total Investment Securities—100.6% (Cost $10,570,713)	$11,534,906
	Liabilities in Excess of Other Assets — (0.6%)	(66,160)
	Net Assets — 100.0%	$11,468,746
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $169,484 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$11,421,763	$—	$—	$11,421,763
Short-Term Investment Fund	113,143	—	—	113,143
Total	$11,534,906	$—	$—	$11,534,906
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dividend Select ETF – December 31, 2024
Shares		Market Value
	Common Stocks — 95.9%
	Information Technology — 24.4%
2,467	Analog Devices, Inc.	$ 524,139
3,502	Apple, Inc.	876,971
4,988	Broadcom, Inc.	1,156,418
12,132	Cisco Systems, Inc.	718,214
11,389	Intel Corp.	228,349
2,744	International Business Machines Corp.	603,214
817	KLA Corp.	514,808
4,719	Micron Technology, Inc.	397,151
3,235	Microsoft Corp.	1,363,552
4,511	Oracle Corp.	751,713
3,367	QUALCOMM, Inc.	517,239
3,304	Texas Instruments, Inc.	619,533
		8,271,301
	Financials — 13.6%
15,894	Bank of America Corp.	698,541
661	Blackrock, Inc.	677,598
7,703	Charles Schwab Corp. (The)	570,099
1,205	Goldman Sachs Group, Inc. (The)	690,007
13,895	US Bancorp	664,598
1,846	Visa, Inc. - Class A	583,410
10,521	Wells Fargo & Co.	738,995
		4,623,248
	Health Care — 11.3%
2,425	Becton Dickinson & Co.	550,160
9,040	CVS Health Corp.	405,806
4,438	Johnson & Johnson	641,823
8,344	Medtronic PLC	666,519
4,689	Merck & Co., Inc.	466,462
18,565	Pfizer, Inc.	492,529
1,183	UnitedHealth Group, Inc.	598,432
		3,821,731
	Industrials — 9.6%
4,038	3M Co.	521,265
1,564	Caterpillar, Inc.	567,357
1,060	Lockheed Martin Corp.	515,096
5,093	RTX Corp.	589,362
14,934	Southwest Airlines Co.	502,081
6,864	Stanley Black & Decker, Inc.	551,111
		3,246,272
	Consumer Discretionary — 8.4%
1,842	Home Depot, Inc. (The)	716,520
9,906	Las Vegas Sands Corp.	508,772
1,804	McDonald's Corp.	522,961
6,420	Starbucks Corp.	585,825
3,816	Yum! Brands, Inc.	511,955
		2,846,033
	Consumer Staples — 7.6%
2,106	Constellation Brands, Inc. - Class A	465,426
4,540	Dollar General Corp.	344,223
3,452	PepsiCo, Inc.	524,911
5,606	Philip Morris International, Inc.	674,682
7,377	Sysco Corp.	564,045
		2,573,287
Shares		Market Value
	Common Stocks — 95.9% (Continued)
	Communication Services — 6.7%
26,165	AT&T, Inc.	$ 595,777
14,335	Comcast Corp. - Class A	537,993
992	Meta Platforms, Inc. - Class A	580,826
14,374	Verizon Communications, Inc.	574,816
		2,289,412
	Materials — 4.2%
1,666	Air Products & Chemicals, Inc.	483,207
5,832	DuPont de Nemours, Inc.	444,690
5,972	International Flavors & Fragrances, Inc.	504,932
		1,432,829
	Utilities — 3.7%
5,535	Duke Energy Corp.	596,341
8,743	Entergy Corp.	662,894
		1,259,235
	Energy — 3.5%
3,843	Chevron Corp.	556,620
5,740	Exxon Mobil Corp.	617,452
		1,174,072
	Real Estate — 2.9%
4,767	Alexandria Real Estate Equities, Inc. REIT	465,021
2,892	American Tower Corp. REIT	530,422
		995,443
	Total Common Stocks	$32,532,863
	Short-Term Investment Fund — 4.2%
1,426,436	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	1,426,436
	Total Investment Securities—100.1% (Cost $31,670,170)	$33,959,299
	Liabilities in Excess of Other Assets — (0.1%)	(30,367)
	Net Assets — 100.0%	$33,928,932
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$32,532,863	$—	$—	$32,532,863
Short-Term Investment Fund	1,426,436	—	—	1,426,436
Total	$33,959,299	$—	$—	$33,959,299
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Dynamic International ETF – December 31, 2024
Shares		Market Value
	Common Stocks — 101.3%
	Japan — 15.3%
	Communication Services — 1.2%
3,400	Konami Group Corp.	$ 319,807
4,500	Nintendo Co. Ltd.	264,946
	Consumer Discretionary — 2.7%
19,100	Asics Corp.	377,521
2,000	Fast Retailing Co. Ltd.	684,102
10,700	Pan Pacific International Holdings Corp.	293,503
	Energy — 0.8%
31,500	Inpex Corp.†	394,488
	Financials — 5.0%
53,600	Mitsubishi UFJ Financial Group, Inc.	628,845
26,300	MS&AD Insurance Group Holdings, Inc.	576,495
11,400	ORIX Corp.	246,917
12,300	Sumitomo Mitsui Trust Group, Inc.	288,612
15,700	T&D Holdings, Inc.	289,913
11,700	Tokio Marine Holdings, Inc.	425,928
	Health Care — 1.5%
12,100	Daiichi Sankyo Co. Ltd.	334,673
21,000	Sysmex Corp.	389,250
	Industrials — 2.1%
7,600	Daifuku Co. Ltd.	159,395
8,300	Komatsu Ltd.	229,464
8,100	Mitsubishi Electric Corp.	138,325
9,500	NIDEC CORP	172,376
19,100	Toyota Tsusho Corp.	343,289
	Information Technology — 2.0%
1,000	Disco Corp.	271,569
1,399	Tokyo Electron Ltd.	215,036
4,500	Trend Micro, Inc.*	245,012
11,900	Yokogawa Electric Corp.	256,991
	Total Japan	7,546,457
	Canada — 11.4%
	Consumer Discretionary — 1.6%
8,200	Dollarama, Inc.	800,234
	Consumer Staples — 0.7%
2,400	Loblaw Cos Ltd.	315,843
	Financials — 1.9%
300	Fairfax Financial Holdings Ltd.	417,406
5,500	iA Financial Corp., Inc.	510,112
	Industrials — 2.1%
25,400	Element Fleet Management Corp.	513,495
3,000	WSP Global, Inc.	527,935
	Information Technology — 2.6%
200	Constellation Software, Inc.	618,444
6,300	Shopify, Inc. - Class A*	670,518
	Materials — 2.5%
41,600	Barrick Gold Corp.	645,076
46,500	Kinross Gold Corp.	431,858
8,300	Pan American Silver Corp.	167,911
	Total Canada	5,618,832
	China — 8.5%
	Communication Services — 2.0%
18,900	Tencent Holdings Ltd.	1,014,762
	Consumer Discretionary — 2.0%
184,000	Geely Automobile Holdings Ltd.	351,101
Shares		Market Value
	Common Stocks — 101.3% (Continued)
	China — (Continued)
	Consumer Discretionary — (Continued)
261,500	Great Wall Motor Co. Ltd. Class H†	$ 459,927
83,200	Tongcheng Travel Holdings Ltd.	194,967
	Financials — 1.3%
77,500	BOC Hong Kong Holdings Ltd.	248,965
126,000	China Taiping Insurance Holdings Co. Ltd.	188,514
35,000	Ping An Insurance Group Co. of China Ltd. Class H	207,522
	Industrials — 1.6%
198,000	COSCO SHIPPING Holdings Co. Ltd. Class H	326,318
103,500	Sinotruk Hong Kong Ltd.	303,838
103,000	Weichai Power Co. Ltd. Class H	157,550
	Information Technology — 1.2%
74,000	AAC Technologies Holdings, Inc.	357,297
168,000	Lenovo Group Ltd.	218,040
	Materials — 0.4%
113,000	Jiangxi Copper Co. Ltd. Class H	181,285
	Total China	4,210,086
	Taiwan — 7.6%
	Financials — 0.7%
303,000	CTBC Financial Holding Co. Ltd.	361,369
	Information Technology — 6.9%
54,000	Asustek Computer, Inc.	1,014,626
371,000	Compal Electronics, Inc.	426,060
33,000	Hon Hai Precision Industry Co. Ltd.	185,209
10,000	MediaTek, Inc.	431,606
41,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,344,385
	Total Taiwan	3,763,255
	Switzerland — 6.4%
	Financials — 3.7%
6,790	Swiss Re AG	981,597
1,434	Zurich Insurance Group AG	851,346
	Health Care — 2.1%
10,706	Novartis AG	1,046,358
	Industrials — 0.6%
954	Schindler Holding AG	263,216
	Total Switzerland	3,142,517
	Italy — 6.1%
	Financials — 5.6%
81,878	Banco BPM SpA	662,562
15,918	FinecoBank Banca Fineco SpA	276,845
312,036	Intesa Sanpaolo SpA	1,248,609
15,357	UniCredit SpA	612,839
	Health Care — 0.5%
4,399	Recordati Industria Chimica e Farmaceutica SpA	230,570
	Total Italy	3,031,425
	Singapore — 4.9%
	Communication Services — 2.3%
10,664	Sea Ltd. ADR*	1,131,450
	Financials — 2.6%
81,200	Oversea-Chinese Banking Corp. Ltd.	992,368
32,900	Singapore Exchange Ltd.	306,921
	Total Singapore	2,430,739

Touchstone Dynamic International ETF (Continued)
Shares		Market Value
	Common Stocks — 101.3% (Continued)
	Denmark — 4.9%
	Financials — 0.8%
18,923	Tryg A/S	$ 398,216
	Health Care — 3.7%
2,992	Genmab A/S*	620,286
14,223	Novo Nordisk A/S - Class B	1,233,192
	Industrials — 0.4%
12,806	Vestas Wind Systems A/S*	174,465
	Total Denmark	2,426,159
	United Kingdom — 4.7%
	Communication Services — 0.4%
22,102	Informa PLC	220,912
	Consumer Discretionary — 0.3%
5,173	Compass Group PLC	172,392
	Consumer Staples — 0.8%
12,217	Imperial Brands PLC	390,466
	Financials — 0.5%
24,808	HSBC Holdings PLC	243,890
	Health Care — 0.5%
1,855	AstraZeneca PLC	243,095
	Industrials — 1.1%
74,369	Rolls-Royce Holdings PLC*	529,378
	Information Technology — 1.1%
33,934	Sage Group PLC (The)	540,793
	Total United Kingdom	2,340,926
	Germany — 4.7%
	Consumer Discretionary — 0.7%
4,739	Continental AG	318,195
	Financials — 1.2%
11,764	Commerzbank AG	191,621
1,001	Hannover Rueck SE	250,305
1,686	Talanx AG	143,470
	Industrials — 0.8%
624	Rheinmetall AG	397,259
	Information Technology — 0.3%
657	SAP SE	160,815
	Materials — 1.1%
31,966	Evonik Industries AG	553,964
	Real Estate — 0.6%
3,426	LEG Immobilien SE	290,294
	Total Germany	2,305,923
	India — 3.8%
	Consumer Discretionary — 1.1%
2,265	Bajaj Auto Ltd.	232,776
5,005	Eicher Motors Ltd.	281,889
	Health Care — 0.5%
6,676	Torrent Pharmaceuticals Ltd.	262,010
	Information Technology — 1.6%
23,837	HCL Technologies Ltd.	533,852
11,940	Infosys Ltd.	262,192
	Utilities — 0.6%
25,707	Adani Green Energy Ltd.*	312,488
	Total India	1,885,207
Shares		Market Value
	Common Stocks — 101.3% (Continued)
	Norway — 3.6%
	Communication Services — 0.7%
30,006	Telenor ASA	$ 334,501
	Financials — 1.8%
44,532	DNB Bank ASA	887,636
	Industrials — 1.1%
5,110	Kongsberg Gruppen ASA	574,591
	Total Norway	1,796,728
	Australia — 2.4%
	Industrials — 0.8%
71,250	Qantas Airways Ltd.*	395,578
	Information Technology — 0.5%
3,395	WiseTech Global Ltd.	254,388
	Materials — 1.1%
54,475	Northern Star Resources Ltd.	520,595
	Total Australia	1,170,561
	South Korea — 2.3%
	Consumer Discretionary — 0.9%
6,745	Kia Corp.	461,381
	Financials — 1.0%
49,928	NH Investment & Securities Co. Ltd.	473,114
	Industrials — 0.4%
5,723	Hyundai Rotem Co. Ltd.	193,209
	Total South Korea	1,127,704
	Spain — 2.2%
	Consumer Discretionary — 2.2%
21,396	Industria de Diseno Textil SA	1,100,174
	France — 2.0%
	Communication Services — 0.6%
2,495	Publicis Groupe SA	266,198
	Consumer Discretionary — 0.3%
60	Hermes International SCA	144,315
	Industrials — 1.1%
11,624	Bouygues SA	343,642
2,432	Cie de Saint-Gobain SA	215,895
	Total France	970,050
	Mexico — 1.5%
	Financials — 0.2%
16,600	Grupo Financiero Banorte SAB de CV Class O	106,967
	Materials — 1.3%
61,900	Grupo Mexico SAB de CV - Class B	294,731
3,548	Southern Copper Corp.	323,329
	Total Mexico	725,027
	Hong Kong — 1.5%
	Financials — 1.5%
99,600	AIA Group Ltd.	721,995
	Peru — 1.5%
	Financials — 1.5%
3,923	Credicorp Ltd.	719,164

Touchstone Dynamic International ETF (Continued)
Shares		Market Value
	Common Stocks — 101.3% (Continued)
	Sweden — 1.2%
	Industrials — 1.2%
5,735	Alfa Laval AB	$ 239,791
28,117	Atlas Copco AB - Class B	379,803
	Total Sweden	619,594
	Finland — 1.2%
	Health Care — 0.4%
5,142	Orion Oyj - Class B	227,861
	Industrials — 0.8%
21,762	Wartsila Oyj Abp	385,697
	Total Finland	613,558
	Brazil — 1.2%
	Communication Services — 0.7%
153,500	TIM SA	359,782
	Financials — 0.5%
139,400	B3 SA - Brasil Bolsa Balcao	232,866
	Total Brazil	592,648
	Thailand — 0.5%
	Financials — 0.5%
4,855,400	TMBThanachart Bank PCL NVDR	264,879
	Zambia — 0.5%
	Materials — 0.5%
19,300	First Quantum Minerals Ltd.*	248,794
	Indonesia — 0.5%
	Energy — 0.5%
143,400	United Tractors Tbk PT	238,555
	New Zealand — 0.5%
	Information Technology — 0.5%
2,271	Xero Ltd.*	236,934
	Netherlands — 0.4%
	Health Care — 0.4%
8,881	Koninklijke Philips NV*	224,465
	Total Common Stocks	$50,072,356
	Short-Term Investment Fund — 1.7%
842,860	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω**	842,860
	Total Investment Securities — 103.0% (Cost $48,544,297)	$50,915,216
	Liabilities in Excess of Other Assets — (3.0)%	(1,485,786)
	Net Assets — 100.0%	$49,429,430
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $801,384.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
NVDR – Non-Voting Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$7,546,457	$—	$—	$7,546,457
Canada	5,618,832	—	—	5,618,832
China	4,210,086	—	—	4,210,086
Taiwan	3,763,255	—	—	3,763,255
Switzerland	3,142,517	—	—	3,142,517
Italy	3,031,425	—	—	3,031,425
Singapore	2,430,739	—	—	2,430,739
Denmark	2,426,159	—	—	2,426,159
United Kingdom	2,340,926	—	—	2,340,926
Germany	2,305,923	—	—	2,305,923
India	1,885,207	—	—	1,885,207
Norway	1,796,728	—	—	1,796,728
Australia	1,170,561	—	—	1,170,561
South Korea	1,127,704	—	—	1,127,704
Spain	1,100,174	—	—	1,100,174
France	970,050	—	—	970,050
Mexico	725,027	—	—	725,027
Hong Kong	721,995	—	—	721,995
Peru	719,164	—	—	719,164
Sweden	619,594	—	—	619,594
Finland	613,558	—	—	613,558
Brazil	592,648	—	—	592,648
Thailand	264,879	—	—	264,879
Zambia	248,794	—	—	248,794
Indonesia	238,555	—	—	238,555
New Zealand	236,934	—	—	236,934
Netherlands	224,465	—	—	224,465
Short-Term Investment Fund	842,860	—	—	842,860
Total	$50,915,216	$—	$—	$50,915,216
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Securitized Income ETF – December 31, 2024
Principal Amount		Market Value
	Asset-Backed Securities — 44.6%
$ 215,133	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 192,792
1,410,000	37 Capital CLO 1 Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 2.050%), 6.706%, 10/15/34(A)	1,411,232
300,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class D, 144a, ( TSFR3M + 3.612%), 8.268%, 4/15/34(A)	300,975
599,060	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	548,059
2,000,000	Antares CLO Ltd. (Cayman Islands), Ser 2021-1A, Class A1, 144a, (TSFR3M + 1.792%), 6.417%, 7/25/33(A)	2,001,806
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.456%, 4/15/31(A)	1,100,497
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.497%, 4/19/34(A)	1,501,231
1,500,000	Ballyrock CLO 15 Ltd. (Cayman Islands), Ser 2021-1A, Class A2, 144a, (TSFR3M + 1.862%), 6.518%, 4/15/34(A)	1,501,159
1,500,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.456%, 10/15/31(A)	1,501,240
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	292,441
666,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	589,763
864,270	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	728,753
2,992,500	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,044,223
495,000	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	521,434
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.297%, 4/16/34(A)	2,250,585
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.897%, 4/16/34(A)	1,305,043
1,500,000	Goldentree Loan Management US CLO 5 Ltd. (Cayman Islands), Ser 2019-5A, Class DRR, 144a, (TSFR3M + 2.800%), 7.417%, 10/20/32(A)	1,504,183
555,000	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	546,723
300,000	Ivy Hill Middle Market Credit Fund XXI Ltd (Cayman Islands), 21A, Class B, 144a, ( TSFR3M + 3.45%), 8.082%, 7/18/35(A)	304,523
166,514	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	142,976
558,627	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	492,063
945,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	828,269
327,525	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	323,353
869,122	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	762,306
1,301,192	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,274,414
420,000	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	416,628
Principal Amount		Market Value
	Asset-Backed Securities — 44.6% (Continued)
$ 390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, (TSFR3M + 2.162%), 6.779%, 4/20/32(A)	$ 390,487
1,612,938	NBC Funding LLC, Ser 2021-1, Class A2, 144a, 2.989%, 7/30/51	1,542,943
540,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	510,226
359,825	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	326,210
1,592,250	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,466,870
1,800,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.417%, 4/20/33(A)	1,801,165
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.417%, 10/20/30(A)	1,002,521
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	749,964
300,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (TSFR3M + 3.212%), 7.868%, 10/15/34(A)	301,437
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class B, 144a, (TSFR3M + 2.012%), 6.629%, 7/20/29(A)	1,001,252
2,962,575	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,948,825
1,925,000	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	1,890,705
1,500,000	Rad CLO 4 Ltd. (Cayman Islands), Ser 2019-4A, Class B1R, 144a, (TSFR3M + 1.750%), 6.376%, 4/25/32(A)	1,502,016
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	110,601
1,074,974	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	979,382
570,456	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	483,643
742,162	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	608,140
342,000	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	332,292
277,021	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.687%, 8/25/33(A)(B)	260,546
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	537,152
850,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	829,658
988,700	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	965,607
1,665,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	1,641,032
1,122,300	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,019,296
	Total Asset-Backed Securities	$48,588,641
	Non-Agency Collateralized Mortgage Obligations — 23.0%
1,063,679	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	1,027,441
2,346,919	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	2,069,719
1,911,011	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,517,910

Touchstone Securitized Income ETF (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 23.0% (Continued)
$ 1,387,274	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	$ 1,365,030
1,389,653	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.861%, 3/25/44(A)(B)	1,319,702
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.860%, 1/25/59(A)(B)	318,516
1,420,278	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.414%, 10/25/50(A)(B)	1,201,967
1,563,503	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,353,781
1,036,174	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(A)(B)	953,012
2,735,771	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.801%, 5/25/50(A)(B)	2,367,182
1,340,040	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.817%, 6/25/50(A)(B)	1,132,863
1,148,084	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.015%, 11/25/50(A)(B)	986,637
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.987%, 4/25/57(A)(B)	251,402
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.990%, 11/25/58(A)(B)	1,065,639
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.268%, 7/25/59(A)(B)	263,083
293,927	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	243,983
1,265,508	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.845%, 2/25/52(A)(B)	1,025,292
1,411,332	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.778%, 11/25/49(A)(B)	1,248,807
1,964,729	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,556,944
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.777%, 11/25/60(A)(B)	779,934
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.901%, 7/25/57(A)(B)	1,061,042
2,323,564	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.968%, 12/25/51(A)(B)	1,874,012
	Total Non-Agency Collateralized Mortgage Obligations	$24,983,898
	Commercial Mortgage-Backed Securities — 22.9%
1,500,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	1,552,970
5,159,403	Benchmark Mortgage Trust, Ser 2019-B10, Class XA, 1.221%, 3/15/62(A)(B)(C)	221,550
21,688,224	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(A)(B)(C)	815,469
1,000,000	BFLD Mortgage Trust, Ser 2021-FPM, Class B, 144a, (TSFR1M + 2.614%), 7.012%, 6/15/38(A)	1,002,806
977,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 8.012%, 6/15/38(A)	978,075
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	696,073
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(A)(B)	1,440,851
1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 6.157%, 10/15/36(A)	1,156,737
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 5.161%, 8/15/36(A)	2,193,544
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	299,388
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 22.9% (Continued)
$ 1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	$ 1,107,194
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	268,701
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	128,126
47,406,877	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.664%, 6/10/51(A)(B)(C)	961,103
275,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.627%, 11/15/48(A)(B)	261,356
1,500,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	1,312,268
700,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.653%, 11/13/39(A)(B)	480,894
2,410,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	2,350,781
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.778%, 11/10/32(A)(B)	68,418
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.555%, 9/10/35(A)(B)	483,907
594,534	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 6.211%, 7/15/38(A)	595,277
42,378,020	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.410%, 3/10/51(A)(B)(C)	477,278
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	42,300
14,482,631	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 0.997%, 5/10/50(A)(B)(C)	261,213
400,000	HONO Mortgage Trust, Ser 2021-LULU, Class A, 144a, (TSFR1M +1.264%), 5.662%, 10/15/36(A)	394,000
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	949,990
671,000	JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Class B, 3.986%, 10/15/48	659,971
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.605%, 3/10/49(A)(B)	669,755
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.605%, 3/10/49(A)(B)	251,484
5,688,857	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.432%, 8/15/49(A)(B)(C)	95,088
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 6.395%, 6/15/35(A)	57,785
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.756%, 12/15/36(A)	10,315
5,232,191	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 0.853%, 8/15/51(A)(B)(C)	132,578
1,605,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS1, Class AS, 3.406%, 5/15/48	1,590,063
11,412,974	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.051%, 8/15/53(A)(B)(C)	970,025
	Total Commercial Mortgage-Backed Securities	$24,937,333
	Agency Collateralized Mortgage Obligations — 0.6%
8,979,295	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.702%, 5/25/41(A)(B)(C)	235,254
7,883,265	FRESB Mortgage Trust, Ser 2021-SB90, Class X1, 0.625%, 6/25/41(A)(B)(C)	161,445
7,020,634	GNMA, Ser 2016-70, Class IO, 0.763%, 4/16/58(A)(B)(C)	277,614
	Total Agency Collateralized Mortgage Obligations	$674,313

Touchstone Securitized Income ETF (Continued)
Principal Amount		Market Value
Corporate Bonds — 0.3%
Financials — 0.3%
$ 300,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.918%, 1/15/27(A)	$ 292,237
Shares
	Short-Term Investment Fund — 8.0%
8,673,753	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	8,673,753
	Total Investment Securities—99.4% (Cost $107,366,779)	$108,150,175
	Other Assets in Excess of Liabilities — 0.6%	656,773
	Net Assets — 100.0%	$108,806,948
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $88,151,178 or 81.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$48,588,641	$—	$48,588,641
Non-Agency Collateralized Mortgage Obligations	—	24,983,898	—	24,983,898
Commercial Mortgage-Backed Securities	—	24,937,333	—	24,937,333
Agency Collateralized Mortgage Obligations	—	674,313	—	674,313
Corporate Bonds	—	292,237	—	292,237
Short-Term Investment Fund	8,673,753	—	—	8,673,753
Total	$8,673,753	$99,476,422	$—	$108,150,175
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Strategic Income ETF – December 31, 2024
Principal Amount		Market Value
	Corporate Bonds — 42.1%
	Financials — 11.5%
$ 1,143,000	American Express Co., 5.043%, 7/26/28	$ 1,148,863
1,415,000	Ares Capital Corp., 5.875%, 3/1/29	1,427,469
1,393,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,289,218
1,513,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,277,920
469,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	404,888
556,000	Citigroup, Inc., Ser W, 4.000%(A)	541,040
960,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	974,762
833,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.355%, 2/15/27(B)	821,778
235,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	248,561
275,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	289,270
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.683%, 2/1/27(B)	649,866
988,000	Goldman Sachs Group, Inc. (The), 6.561%, 10/24/34	1,062,291
1,639,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,521,429
287,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	286,545
982,000	Morgan Stanley, 5.297%, 4/20/37†	954,637
339,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	338,426
371,000	OneMain Finance Corp., 9.000%, 1/15/29	393,783
258,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	270,307
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(B)	1,281,220
763,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	712,958
1,487,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,427,831
1,407,000	State Street Corp., (TSFR3M + 1.262%), 5.620%, 6/15/47(B)†	1,298,206
1,443,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.455%, 5/15/27(B)	1,421,617
		20,042,885
	Energy — 7.7%
310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	319,580
832,000	Apache Corp., 5.100%, 9/1/40	724,932
399,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	407,684
1,017,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	881,830
300,000	Ecopetrol SA (Colombia), 8.625%, 1/19/29	318,175
990,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	957,209
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.850%, 11/1/66(B)†	569,126
111,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	112,085
1,242,000	HF Sinclair Corp., 5.000%, 2/1/28	1,226,841
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	402,287
402,392	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	328,869
1,460,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,431,908
1,086,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,216,691
520,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	520,062
742,000	Ovintiv, Inc., 7.200%, 11/1/31	796,372
422,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	391,400
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	606,465
460,000	Plains All American Pipeline LP, (TSFR3M + 4.372%), 8.895%(A)(B)	456,588
199,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	197,187
1,001,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	836,107
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Energy — 7.7% (Continued)
$ 406,000	SM Energy Co., 144a, 7.000%, 8/1/32†	$ 400,297
328,000	Valaris Ltd., 144a, 8.375%, 4/30/30	331,457
		13,433,152
	Consumer Discretionary — 6.4%
439,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	399,812
294,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	291,734
1,379,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,360,361
1,268,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	1,242,384
232,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	225,732
529,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	474,884
1,821,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,559,874
525,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	463,798
1,153,000	Mattel, Inc., 5.450%, 11/1/41	1,031,878
992,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	926,929
256,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	193,282
450,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	447,196
321,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	312,087
1,318,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,240,497
964,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	719,662
316,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	304,334
		11,194,444
	Industrials — 3.3%
419,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	394,118
181,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	176,576
251,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	256,020
330,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	324,225
333,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31†	324,082
270,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60	265,991
1,144,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.520%, 2/15/42(B)	1,022,109
1,238,000	Timken Co. (The), 4.500%, 12/15/28	1,214,248
347,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	347,771
1,401,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,347,269
		5,672,409
	Utilities — 3.2%
1,356,000	CMS Energy Corp., 4.750%, 6/1/50	1,284,735
1,091,000	Edison International, 4.125%, 3/15/28	1,058,179
187,000	Edison International, 7.875%, 6/15/54	193,143
328,000	Edison International, Ser B, 5.000%(A)	319,710
891,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	795,399
450,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	471,607
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46†	1,110,919
430,000	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	423,550
		5,657,242
	Health Care — 2.7%
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	603,970
1,360,000	HCA, Inc., 5.450%, 4/1/31	1,357,452

Touchstone Strategic Income ETF (Continued)
Principal Amount		Market Value
	Corporate Bonds — 42.1% (Continued)
	Health Care — 2.7% (Continued)
$ 194,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	$ 193,726
419,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30†	400,108
1,143,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.137%, 7/15/26(B)	1,146,725
1,253,000	Viatris, Inc., 2.700%, 6/22/30	1,087,339
		4,789,320
	Real Estate — 2.0%
480,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	453,144
451,000	Store Capital LLC REIT, 2.700%, 12/1/31	371,186
760,000	Store Capital LLC REIT, 2.750%, 11/18/30	655,800
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	408,410
1,164,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 5.750%, 2/1/27	1,174,010
346,000	XHR LP REIT, 144a, 6.625%, 5/15/30	347,136
		3,409,686
	Consumer Staples — 1.8%
346,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	356,821
285,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	284,140
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	172,478
1,179,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,181,562
311,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	287,393
849,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	844,674
		3,127,068
	Information Technology — 1.5%
343,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	338,949
457,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	451,097
1,075,000	Micron Technology, Inc., 2.703%, 4/15/32	901,254
469,000	Micron Technology, Inc., 6.750%, 11/1/29	499,474
447,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	444,921
		2,635,695
	Communication Services — 1.3%
564,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	491,540
974,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	972,616
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	224,132
303,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	161,549
454,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	432,290
		2,282,127
	Materials — 0.7%
341,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	314,288
653,000	Celanese US Holdings LLC, 6.379%, 7/15/32	663,470
310,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.375%, 2/14/31	316,001
		1,293,759
	Total Corporate Bonds	$73,537,787
	U.S. Treasury Obligations — 32.9%
9,455,000	U.S. Treasury Bond, 4.250%, 8/15/54	8,649,848
7,995,000	U.S. Treasury Bond, 4.750%, 11/15/43	7,902,245
Principal Amount		Market Value
	U.S. Treasury Obligations — 32.9% (Continued)
$ 4,145,000	U.S. Treasury Note, 3.875%, 8/15/34	$ 3,920,263
14,015,000	U.S. Treasury Note, 4.250%, 11/15/34	13,653,676
23,100,000	U.S. Treasury Note, 4.625%, 4/30/29	23,318,367
	Total U.S. Treasury Obligations	$57,444,399
	Asset-Backed Securities — 9.9%
1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.456%, 4/15/31(B)	1,000,452
750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.497%, 4/19/34(B)	750,616
850,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2018-2A, Class A2R, 144a, (TSFR3M + 1.800%), 6.456%, 10/15/31(B)	850,703
1,000,000	CFIP CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (TSFR3M + 3.502%), 8.134%, 7/18/31(B)	1,002,025
1,051,192	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,007,671
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 6.306%, 10/15/30(B)	701,141
693,000	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	730,008
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 6.297%, 4/16/34(B)	700,182
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.897%, 4/16/34(B)	702,715
1,404,125	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,375,228
1,000,000	NBC Funding LLC, Ser 2021-1, Class B, 144a, 4.970%, 7/30/51	944,863
1,158,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,066,815
850,000	Neuberger Berman Loan Advisers CLO 36 Ltd. (Cayman Islands), Ser 2020-36A, Class BR2, 144a, (TSFR3M + 1.800%), 6.417%, 4/20/33(B)	850,550
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.417%, 10/20/30(B)	1,002,521
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	609,970
1,127,175	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,121,944
962,500	Primrose Funding LLC, Ser 2019-1A, Class A2, 144a, 4.475%, 7/30/49	945,353
1,125,000	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	1,098,077
967,500	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	878,703
	Total Asset-Backed Securities	$17,339,537
	Commercial Mortgage-Backed Securities — 6.5%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.039%, 9/15/55(B)(C)(D)	376,398
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(B)(D)	450,361
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,026,221
800,000	Benchmark Mortgage Trust, Ser 2020-B18, Class AGND, 144a, 3.744%, 7/15/53	782,688

Touchstone Strategic Income ETF (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.5% (Continued)
$11,009,099	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.065%, 1/10/57(B)(C)(D)	$ 413,938
400,000	BFLD Mortgage Trust, Ser 2021-FPM, Class C, 144a, (TSFR1M + 3.614%), 8.012%, 6/15/38(B)	400,440
1,250,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(D)	1,110,164
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 3.944%, 12/9/41(B)(D)	1,695,255
1,125,000	Citigroup Commercial Mortgage Trust, Ser 2013-375P, Class C, 144a, 3.518%, 5/10/35(B)(D)	1,085,625
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	624,540
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(B)(D)	236,584
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	731,313
1,000,000	CSMC, Ser 2020-NET, Class B, 144a, 2.816%, 8/15/37	975,428
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	408,496
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	267,623
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	315,837
492,038	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 3.955%, 5/15/45(B)(D)	434,935
	Total Commercial Mortgage-Backed Securities	$11,335,846
	Non-Agency Collateralized Mortgage Obligations — 4.7%
841,048	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(B)(D)	812,396
1,173,459	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(B)(D)	1,034,859
627,124	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(B)(D)	617,069
586,314	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(B)(D)	507,668
518,087	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.481%, 5/25/49(B)(D)	476,506
670,020	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.817%, 6/25/50(B)(D)	566,432
642,927	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.015%, 11/25/50(B)(D)	552,517
841,837	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(B)(D)	695,371
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.990%, 11/25/58(B)(D)	880,693
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.268%, 7/25/59(B)(D)	528,884
392,584	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.845%, 2/25/52(B)(D)	318,065
526,897	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.778%, 11/25/49(B)(D)	466,221
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.901%, 7/25/57(B)(D)	763,950
	Total Non-Agency Collateralized Mortgage Obligations	$8,220,631
Shares
	Common Stocks — 1.8%
	Financials — 0.5%
9,216	Bank of America Corp.	405,043
758	Goldman Sachs Group, Inc. (The)	434,046
		839,089
Shares		MarketValue
	Common Stocks — 1.8% (Continued)
	Information Technology — 0.4%
1,666	International Business Machines Corp.	$ 366,237
1,783	Texas Instruments, Inc.	334,330
		700,567
	Industrials — 0.3%
2,870	RTX Corp.	332,117
3,520	Stanley Black & Decker, Inc.	282,621
		614,738
	Consumer Staples — 0.2%
3,103	Philip Morris International, Inc.	373,446
	Energy — 0.2%
3,172	Exxon Mobil Corp.	341,212
	Health Care — 0.2%
2,126	Johnson & Johnson	307,462
	Total Common Stocks	$3,176,514
Principal Amount
	Sovereign Government Obligations — 0.9%
$ 422,400	Argentine Republic Government International Bond, 0.750%, 7/9/30(B)(D)	325,522
350,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28†	332,895
610,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	473,239
18,560	Ghana Government International Bond, 144a, 7/3/26#	17,213
30,101	Ghana Government International Bond, 144a, 1/3/30#	23,337
140,360	Ghana Government International Bond, 144a, 5.000%, 7/3/29(B)(D)	121,060
501,840	Ghana Government International Bond, 144a, 5.000%, 7/3/35(B)(D)	352,277
	Total Sovereign Government Obligations	$1,645,543
Shares
	Short-Term Investment Fund — 0.8%
1,354,363	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω**	1,354,363
	Total Investment Securities—99.6% (Cost $173,626,169)	$174,054,620
	Other Assets in Excess of Liabilities — 0.4%	613,829
	Net Assets — 100.0%	$174,668,449
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $1,305,059.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.

Touchstone Strategic Income ETF (Continued)
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOC – State-Owned Company
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $63,213,930 or 36.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$73,537,787	$—	$73,537,787
U.S. Treasury Obligations	—	57,444,399	—	57,444,399
Asset-Backed Securities	—	17,339,537	—	17,339,537
Commercial Mortgage-Backed Securities	—	11,335,846	—	11,335,846
Non-Agency Collateralized Mortgage Obligations	—	8,220,631	—	8,220,631
Common Stocks	3,176,514	—	—	3,176,514
Sovereign Government Obligations	—	1,645,543	—	1,645,543
Short-Term Investment Fund	1,354,363	—	—	1,354,363
Other Financial Instruments
Futures
Interest rate contracts	27,560	—	—	27,560
Total Assets	$4,558,437	$169,523,743	$—	$174,082,180
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(241,852)	$—	$—	$(241,852)
Total Liabilities	$(241,852)	$—	$—	$(241,852)
Total	$4,316,585	$169,523,743	$—	$173,840,328
Futures Contracts
At December 31, 2024, $302,050 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/20/2025	22	$2,615,938	$27,560
Long Futures:
5-Year U.S. Treasury Note	3/31/2025	99	10,524,164	(115,511)

Touchstone Strategic Income ETF (Continued)
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
10-Year U.S. Treasury Note	3/20/2025	87	$9,461,250	$(115,230)
2-Year U.S. Treasury Note	3/31/2025	65	13,364,609	(11,111)
				$(214,292)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Ultra Short Income ETF – December 31, 2024
Principal Amount		Market Value
	Asset-Backed Securities — 42.9%
$ 470,608	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 471,501
1,175,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	1,167,242
989,363	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	994,217
594,252	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	595,795
194,552	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	195,485
113,912	AMMC CLO XII Ltd. (Cayman Islands), Ser 2013-12A, Class AR2, 144a, (TSFR3M + 1.212%), 5.733%, 11/10/30(A)	113,982
397,303	ARES L CLO Ltd. (Cayman Islands), Ser 2018-50A, Class AR, 144a, (TSFR3M + 1.312%), 5.968%, 1/15/32(A)	397,742
117,390	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.117%, 1/20/31(A)	117,525
796,692	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.697%, 7/19/31(A)	797,075
923,514	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.752%, 4/22/32(A)	924,806
271,966	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (TSFR3M +1.442%), 6.098%, 1/15/30(A)	272,086
990,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 10/21/31(A)	990,000
494,113	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 5.829%, 4/20/30(A)	494,719
646,973	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	646,357
1,250,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	1,263,872
565,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	570,118
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	604,015
1,397,563	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	1,377,438
213,400	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	201,978
1,298,500	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	1,293,348
871,700	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	866,495
579,421	Driven Brands Funding LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	565,502
426,340	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	423,812
32,593	DT Auto Owner Trust, Ser 2023-2A, Class A, 144a, 5.880%, 4/15/27	32,620
133,508	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	124,994
400,810	Exeter Automobile Receivables Trust, Ser 2020-2A, Class E, 144a, 7.190%, 9/15/27	401,869
1,425,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	1,396,450
1,019,924	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	995,204
506,730	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	506,849
Principal Amount		Market Value
	Asset-Backed Securities — 42.9% (Continued)
$ 77,711	Flagship Credit Auto Trust, Ser 2023-1, Class A2, 144a, 5.380%, 12/15/26	$ 77,739
429,910	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	432,583
634,809	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.684%, 11/22/31(A)	635,823
588,698	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	588,502
1,615,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,605,910
168,650	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	167,295
1,015,000	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	993,507
495,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	501,603
786,450	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	795,601
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	686,229
847,711	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	819,898
224,559	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	220,848
563,724	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	552,378
1,250,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	1,249,928
900,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	905,846
210,462	HPEFS Equipment Trust, Ser 2022-1A, Class C, 144a, 1.960%, 5/21/29	209,895
825,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	827,269
409,752	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.737%, 10/20/29(A)	410,166
594,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.325%, 1/15/38(A)	594,039
982,500	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	997,388
519,019	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 5.797%, 10/17/30(A)	519,214
476,182	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	473,565
407,838	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	401,843
1,184,234	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	1,183,751
571,706	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 5.767%, 1/20/31(A)	572,149
707,926	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 5.726%, 10/25/31(A)	708,229
302,210	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.909%, 4/20/31(A)	302,661
615,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	620,077

Touchstone Ultra Short Income ETF (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 42.9% (Continued)
$ 788,843	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	$ 764,230
279,743	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	285,176
1,000,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class B, 144a, (TSFR1M + 1.714%), 6.112%, 7/15/38(A)	995,227
220,099	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 5.707%, 11/18/30(A)	220,313
573,491	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.453%, 10/25/48(A)	579,748
386,066	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 5.857%, 4/25/31(A)	386,694
333,716	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	327,107
910,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	895,485
785,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class F, 144a, 3.660%, 12/15/27	773,700
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	835,908
	Total Asset-Backed Securities	$42,920,620
	Corporate Bonds — 23.7%
	Financials — 7.1%
615,000	Citibank NA, (SOFR + 0.708%), 5.224%, 8/6/26(A)	617,095
750,000	Corestates Capital II, 144a, (TSFR3M + 0.912%), 5.568%, 1/15/27(A)	738,788
411,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 5.333%, 2/1/27(A)	405,924
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 5.062%, 6/4/26(A)	1,002,974
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(A)	723,270
1,000,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	998,975
500,000	Synovus Financial Corp., 5.200%, 8/11/25	499,665
1,100,000	Toronto-Dominion Bank (The) (Canada), MTN, (SOFR + 0.480%), 5.134%, 10/10/25(A)	1,101,165
1,000,000	Western Union Co. (The), 2.850%, 1/10/25	999,501
		7,087,357
	Consumer Discretionary — 5.4%
665,507	Air Canada Pass-Through Trust (Canada), Ser 2013-1, A, 144a, 4.125%, 5/15/25	662,249
1,000,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	998,090
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	502,871
750,000	Mattel, Inc., 144a, 3.375%, 4/1/26	734,589
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 5.203%, 7/31/26(A)	1,002,791
1,510,170	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	1,501,849
		5,402,439
	Energy — 3.5%
1,495,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	1,491,064
500,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	497,936
311,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	313,859
250,000	HF Sinclair Corp., 6.375%, 4/15/27	253,650
1,000,000	Western Midstream Operating LP, 3.100%, 2/1/25	997,436
		3,553,945
	Industrials — 2.1%
500,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	497,497
Principal Amount		Market Value
	Corporate Bonds — 23.7% (Continued)
	Industrials — 2.1% (Continued)
$ 250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	$ 253,056
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,010,160
318,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	316,227
		2,076,940
	Real Estate — 2.0%
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.332%, 4/16/27(A)	1,005,007
1,000,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	968,933
		1,973,940
	Health Care — 1.5%
700,000	Elevance Health, Inc., 4.500%, 10/30/26	698,302
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.137%, 7/15/26(A)	767,494
		1,465,796
	Communication Services — 1.1%
116,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	115,864
1,000,000	Crown Castle Towers LLC, 144a, 3.663%, 5/15/25	994,822
		1,110,686
	Utilities — 1.0%
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	500,653
500,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	499,443
		1,000,096
	Total Corporate Bonds	$23,671,199
	Commercial Mortgage-Backed Securities — 15.9%
1,000,000	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 1.514%), 5.890%, 12/18/37(A)	976,109
1,000,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.944%, 7/15/35(A)	998,756
690,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 5.765%, 12/15/37(A)	690,345
1,075,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	1,063,513
1,000,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	993,901
750,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	742,095
1,308,595	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	1,304,192
362,897	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	353,676
359,411	DBGS Mortgage Trust, Ser 2018-BIOD, Class A, 144a, (TSFR1M + 1.099%), 5.496%, 5/15/35(A)	357,614
880,791	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.891%, 7/15/38(A)	881,341
590,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.594%, 4/25/48(A)(B)	587,992
710,000	FREMF Mortgage Trust, Ser 2015-K46, Class B, 144a, 3.712%, 4/25/48(A)(B)	706,451
740,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class C, 144a, 3.245%, 2/10/37	738,037
575,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	569,736
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	850,579

Touchstone Ultra Short Income ETF (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 15.9% (Continued)
$ 257,989	Lstar Commercial Mortgage Trust, Ser 2016-4, Class A2, 144a, 2.579%, 3/10/49	$ 255,620
4,751	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Class A3, 3.077%, 3/15/48	4,742
1,090,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,067,549
525,000	Morgan Stanley Capital I Trust, Ser 2015-MS1, Class AS, 4.019%, 5/15/48(A)(B)	517,991
1,100,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	1,084,400
49,988	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	49,786
685,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class AS, 3.872%, 5/15/48(A)(B)	679,593
400,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Class A4, 3.637%, 6/15/48	397,490
	Total Commercial Mortgage-Backed Securities	$15,871,508
	Commercial Paper — 9.7%
500,000	Montana-Dakota Utilities Co., 4.600%, 1/2/25(C)	499,876
4,200,000	New Jersey Natural Gas Co., 4.530%, 1/2/25(C)	4,198,993
3,000,000	One Gas, Inc., 4.730%, 1/13/25(C)	2,995,050
2,000,000	South Jersey Gas Co., 4.600%, 1/2/25(C)	1,999,500
	Total Commercial Paper	$9,693,419
	Non-Agency Collateralized Mortgage Obligations — 8.4%
364,143	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	362,857
97,110	GS Mortgage-Backed Securities Trust, Ser 2019-SL1, Class A2, 144a, 2.875%, 1/25/59(A)(B)	96,739
481,632	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	472,664
649,786	Mill City Mortgage Loan Trust, Ser 2016-1, Class M2, 144a, 3.350%, 4/25/57(A)(B)	645,488
496,667	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	488,090
648,624	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	640,687
46,100	Mill City Mortgage Loan Trust, Ser 2017-3, Class A1, 144a, 2.750%, 1/25/61(A)(B)	45,868
83,293	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	82,813
618,904	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.753%, 6/25/56(A)(B)	612,014
929,495	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	905,962
450,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.777%, 11/25/60(A)(B)	442,827
34,065	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.777%, 11/25/60(A)(B)	33,950
220,669	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	219,442
857,976	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	840,432
427,976	Towd Point Mortgage Trust, Ser 2016-3, Class M1, 144a, 3.500%, 4/25/56(A)(B)	426,179
1,165,000	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	1,151,863
626,961	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	620,707
300,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	293,728
	Total Non-Agency Collateralized Mortgage Obligations	$8,382,310
Shares		MarketValue
	Short-Term Investment Fund — 0.0%
44,854	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 44,854
	Total Investment Securities—100.6% (Cost $100,008,335)	$100,583,910
	Liabilities in Excess of Other Assets — (0.6%)	(623,277)
	Net Assets — 100.0%	$99,960,633
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FREMF – Freddie Mac Multifamily Securitization
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $68,294,465 or 68.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$42,920,620	$—	$42,920,620
Corporate Bonds	—	23,671,199	—	23,671,199
Commercial Mortgage-Backed Securities	—	15,871,508	—	15,871,508
Commercial Paper	—	9,693,419	—	9,693,419
Non-Agency Collateralized Mortgage Obligations	—	8,382,310	—	8,382,310
Short-Term Investment Fund	44,854	—	—	44,854
Total	$44,854	$100,539,056	$—	$100,583,910
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – December 31, 2024
Shares		Market Value
	Common Stocks — 97.0%
	Information Technology — 29.8%
12,834	Apple, Inc.	$ 3,213,890
1,922	Applied Materials, Inc.	312,575
8,065	Microsoft Corp.	3,399,398
12,765	NVIDIA Corp.	1,714,212
6,505	Oracle Corp.	1,083,993
3,128	Salesforce, Inc.	1,045,784
3,479	Texas Instruments, Inc.	652,347
1,832	Workday, Inc. - Class A*	472,711
		11,894,910
	Communication Services — 15.3%
12,727	Alphabet, Inc. - Class C	2,423,730
11,385	Comcast Corp. - Class A	427,279
4,270	Meta Platforms, Inc. - Class A	2,500,128
504	Netflix, Inc.*	449,225
2,602	Walt Disney Co. (The)	289,733
		6,090,095
	Financials — 14.8%
22,533	Bank of America Corp.	990,325
2,660	Berkshire Hathaway, Inc. - Class B*	1,205,725
9,274	Charles Schwab Corp. (The)	686,369
1,864	Goldman Sachs Group, Inc. (The)	1,067,364
394	Markel Group, Inc.*	680,135
3,636	PayPal Holdings, Inc.*	310,332
3,046	Visa, Inc. - Class A	962,658
		5,902,908
	Health Care — 12.6%
3,415	Becton Dickinson & Co.	774,761
4,834	BioMarin Pharmaceutical, Inc.*	317,739
8,467	Bristol-Myers Squibb Co.	478,894
1,010	Cencora, Inc.	226,927
2,601	HCA Healthcare, Inc.	780,690
5,460	Johnson & Johnson	789,625
8,163	Medtronic PLC	652,060
1,975	UnitedHealth Group, Inc.	999,073
		5,019,769
	Consumer Discretionary — 7.7%
3,838	Airbnb, Inc. - Class A*	504,352
10,319	Amazon.com, Inc.*	2,263,885
3,480	Starbucks Corp.	317,550
		3,085,787
	Industrials — 7.7%
3,443	Boeing Co. (The)*	609,411
317	Deere & Co.	134,313
995	FedEx Corp.	279,923
966	Hubbell, Inc.	404,648
5,200	RTX Corp.	601,744
8,389	Southwest Airlines Co.	282,038
Shares		Market Value
	Common Stocks — 97.0% (Continued)
	Industrials — 7.7% (Continued)
6,275	SS&C Technologies Holdings, Inc.	$ 475,519
3,527	Stanley Black & Decker, Inc.	283,183
		3,070,779
	Consumer Staples — 3.5%
11,627	Monster Beverage Corp.*	611,115
6,464	Philip Morris International, Inc.	777,943
		1,389,058
	Energy — 2.3%
6,510	Exxon Mobil Corp.	700,281
5,912	Schlumberger NV	226,666
		926,947
	Materials — 2.0%
6,492	DuPont de Nemours, Inc.	495,015
3,707	International Flavors & Fragrances, Inc.	313,427
		808,442
	Real Estate — 1.3%
2,053	Jones Lang LaSalle, Inc.*	519,696
	Total Common Stocks	$38,708,391
	Short-Term Investment Fund — 3.1%
1,264,870	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	1,264,870
	Total Investment Securities—100.1% (Cost $34,913,146)	$39,973,261
	Liabilities in Excess of Other Assets — (0.1%)	(56,463)
	Net Assets — 100.0%	$39,916,798
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$38,708,391	$—	$—	$38,708,391
Short-Term Investment Fund	1,264,870	—	—	1,264,870
Total	$39,973,261	$—	$—	$39,973,261
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
December 31, 2024
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Assets
Investments, at cost	$10,570,713	$31,670,170	$48,544,297	$107,366,779	$173,626,169	$100,008,335	$34,913,146
Investments, at market value *	$11,534,906	$33,959,299	$50,915,216	$108,150,175	$174,054,620	$100,583,910	$39,973,261
Cash	—	—	—	—	574,797	—	—
Cash deposits held at prime broker (A)	—	—	—	—	302,050	—	—
Foreign currency †	—	—	13,701	—	—	—	—
Dividends and interest receivable	7,917	52,382	33,957	768,895	1,873,277	463,533	29,578
Receivable for investments sold	—	—	11,756	—	—	—	—
Receivable for securities lending income	—	—	66	—	2,182	—	—
Tax reclaim receivable	6,101	788	43,066	—	—	—	—
Other assets	17,560	22,946	40,264	—	—	23,538	28,212
Total Assets	11,566,484	34,035,415	51,058,026	108,919,070	176,806,926	101,070,981	40,031,051

Liabilities
Due to custodian	—	—	647,555	3,673	—	—	—
Payable for return of collateral for securities on loan	—	—	842,860	—	1,354,363	—	—
Payable for investments purchased	1,058	—	11,730	—	620,160	990,000	—
Payable to Investment Adviser	6,561	16,675	24,315	752	27,411	14,926	24,388
Payable to other affiliates	2,398	5,094	6,945	13,275	20,332	12,105	5,697
Payable to Trustees	23,503	23,503	23,503	23,503	23,503	23,503	23,503
Payable for professional services	29,226	25,800	29,492	34,367	36,058	33,802	25,902
Payable for reports to shareholders	4,699	4,748	6,660	4,681	3,769	4,285	3,513
Payable for transfer agent services	26,561	26,561	23,164	26,562	26,561	26,561	26,561
Payable for variation margin on futures contracts	—	—	—	—	19,703	—	—
Other accrued expenses and liabilities	3,732	4,102	12,372	5,309	6,617	5,166	4,689
Total Liabilities	97,738	106,483	1,628,596	112,122	2,138,477	1,110,348	114,253
Net Assets	$11,468,746	$33,928,932	$49,429,430	$108,806,948	$174,668,449	$99,960,633	$39,916,798
Net assets consist of:
Paid-in capital	12,009,495	32,723,477	50,808,153	108,005,462	175,230,667	99,336,998	35,388,999
Distributable earnings (deficit)	(540,749)	1,205,455	(1,378,723)	801,486	(562,218)	623,635	4,527,799
Net Assets	$11,468,746	$33,928,932	$49,429,430	$108,806,948	$174,668,449	$99,960,633	$39,916,798

Pricing of shares outstanding
Net assets applicable to shares outstanding	$11,468,746	$33,928,932	$49,429,430	$108,806,948	$174,668,449	$99,960,633	$39,916,798
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	450,000	1,100,000	1,784,855	4,200,000	6,900,000	3,954,000	1,100,000
Net asst value, offering price and redemption price per share	$25.49	$30.84	$27.69	$25.91	$25.31	$25.28	$36.29
*Includes market value of securities on loan of:	$—	$—	$801,384	$—	$1,305,059	$—	$—
†Cost of foreign currency:	$—	$—	$13,742	$—	$—	$—	$—
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Operations For the Year Ended December 31, 2024
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Investment Income
Dividends*	$167,400	$924,887	$1,574,024	$355,448	$371,854	$15,243	$492,923
Interest	—	—	—	4,531,126	6,255,562	4,478,752	—
Income from securities loaned	30	—	3,226	—	23,861	—	—
Total Investment Income	167,430	924,887	1,577,250	4,886,574	6,651,277	4,493,995	492,923
Expenses
Investment advisory fees	75,051	185,458	298,666	264,514	661,809	142,971	255,010
Administration fees	15,531	45,352	73,060	104,464	161,729	106,776	48,992
Compliance fees and expenses	4,250	4,250	4,250	4,250	4,250	4,250	4,250
Custody fees	3,936	850	19,500	34,284	33,033	4,912	1,026
Professional fees	41,224	28,850	133,479	52,777	49,461	43,855	29,077
Transfer Agent fees	34,991	53,064	37,740	27,765	53,088	53,072	53,064
Reports to Shareholders	10,826	6,574	19,434	10,885	13,578	—	12,375
Trustee fees	34,123	34,123	34,123	34,123	34,123	34,123	34,123
Other expenses	25,616	32,314	25,821	21,623	36,751	25,739	29,532
Total Expenses	245,548	390,835	646,073	554,685	1,047,822	415,698	467,449
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(165,879)	(175,860)	(293,104)	(251,272)	(308,710)	(217,127)	(225,651)
Net Expenses	79,669	214,975	352,969	303,413	739,112	198,571	241,798
Net Investment Income (Loss)	87,761	709,912	1,224,281	4,583,161	5,912,165	4,295,424	251,125
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)	(520,139)	3,030,265	2,283,841	226,630	839,983	237,865	4,749,374
Net realized gains on futures contracts	—	—	—	—	184,808	—	—
Net realized losses on swap agreements	—	—	—	—	(19,806)	—	—
Net realized losses on foreign currency transactions	(7,308)	—	(59,527)	—	—	—	—
Net change in unrealized appreciation (depreciation) on investments	699,801	(70,454)	133,851	258,713	(1,237,593)	416,758	1,691,900
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	—	(323,939)	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	—	—	—	—	294,787	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,456	—	(1,773)	—	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	173,810	2,959,811	2,356,392	485,343	(261,760)	654,623	6,441,274
Change in Net Assets Resulting from Operations	$261,571	$3,669,723	$3,580,673	$5,068,504	$5,650,405	$4,950,047	$6,692,399
*Net of foreign tax withholding of:	$13,757	$—	$255,137	$—	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Net realized gains on investments includes realized gains of $454,133, $3,488,747, $3,798,180 and $4,986,618 for the Climate Transition ETF, Dividend Select ETF, Dynamic International ETF and the US Large Cap Focused ETF, respectively, for redemptions-in-kind activity, which will not be recognized by the Funds for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets
	Touchstone Climate Transition ETF		Touchstone Dividend Select ETF
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(A)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
From Operations
Net investment income	$87,761	$85,136	$709,912	$622,097
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	(527,447)	(279,999)	3,030,265	1,275,846
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	701,257	262,615	(70,454)	1,988,766
Change in Net Assets from Operations	261,571	67,752	3,669,723	3,886,709

Distributions to Shareholders:
Distributed earnings(C)	(72,999)	(85,163)	(707,574)	(623,057)
Total Distributions	(72,999)	(85,163)	(707,574)	(623,057)

Share Transactions (D)
Proceeds from Shares issued	2,484,818	13,158,712	13,482,253	8,561,210
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	(2,470,176)	(1,875,769)	(13,555,486)	(7,355,106)
Change in Net Assets from Share Transactions	14,642	11,282,943	(73,233)	1,206,104

Total Increase (Decrease) in Net Assets	203,214	11,265,532	2,888,916	4,469,756

Net Assets
Beginning of period	11,265,532	—	31,040,016	26,570,260
End of period	$11,468,746	$11,265,532	$33,928,932	$31,040,016

Share Transactions (D)
Shares issued	100,000	525,001	450,000	325,000
Shares reinvested	—	—	—	—
Shares redeemed	(100,000)	(75,001)	(450,000)	(275,000)
Change in Shares Outstanding	—	450,000	—	50,000
(A)	Represents the period from commencement of operations (April 28, 2023) through December 31, 2023.
(B)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(C)	Includes distributed earnings of $587,727, $5,613 and $35,511 for Class A, Class C and Class Y, respectively, from the Touchstone Dynamic Allocation Fund, the Predecessor Fund to the Dynamic International ETF, for the Year Ended December 31, 2023. The Dynamic International ETF had distributed earnings of $210,851 for the Year Ended December 31, 2023.
(D)	See Note 5 in the Notes to the Financial Statements for the details by Class of the Predecessor Fund to the Dynamic International ETF.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Dynamic International ETF		Touchstone Securitized Income ETF		Touchstone Strategic Income ETF
For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(B)	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023

$1,224,281	$788,018	$4,583,161	$667,507	$5,912,165	$5,268,180
2,224,314	(706,243)	226,630	8,674	1,004,985	(966,687)
132,078	8,982,161	258,713	524,683	(1,266,745)	3,570,911
3,580,673	9,063,936	5,068,504	1,200,864	5,650,405	7,872,404

(1,667,858)	(839,702)	(4,803,788)	(664,094)	(6,776,875)	(5,174,005)
(1,667,858)	(839,702)	(4,803,788)	(664,094)	(6,776,875)	(5,174,005)

27,548,287	956,983	84,238,861	23,766,601	73,273,013	623,145
—	560,499	—	—	—	—
(33,303,732)	(19,299,241)	—	—	—	—
(5,755,445)	(17,781,759)	84,238,861	23,766,601	73,273,013	623,145

(3,842,630)	(9,557,525)	84,503,577	24,303,371	72,146,543	3,321,544

53,272,060	62,829,585	24,303,371	—	102,521,906	99,200,362
$49,429,430	$53,272,060	$108,806,948	$24,303,371	$174,668,449	$102,521,906

950,000	86,619	3,250,000	950,000	2,825,000	25,000
—	51,329	—	—	—	—
(1,150,000)	(4,188,644)	—	—	—	—
(200,000)	(4,050,696)	3,250,000	950,000	2,825,000	25,000

Statements of Changes in Net Assets (Continued)
	Touchstone Ultra Short Income ETF		Touchstone US Large Cap Focused ETF
	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
From Operations
Net investment income	$4,295,424	$2,788,052	$251,125	$224,035
Net realized gains on investments	237,865	63,051	4,749,374	2,076,642
Net change in unrealized appreciation on investments	416,758	493,977	1,691,900	4,290,046
Change in Net Assets from Operations	4,950,047	3,345,080	6,692,399	6,590,723

Distributions to Shareholders:
Distributed earnings	(4,496,558)	(2,894,829)	(250,470)	(225,572)
Total Distributions	(4,496,558)	(2,894,829)	(250,470)	(225,572)

Share Transactions
Proceeds from Shares issued	45,524,588	8,766,441	20,173,367	12,123,901
Cost of Shares redeemed	(6,314,307)	—	(18,440,563)	(11,485,761)
Change in Net Assets from Share Transactions	39,210,281	8,766,441	1,732,804	638,140

Total Increase (Decrease) in Net Assets	39,663,770	9,216,692	8,174,733	7,003,291

Net Assets
Beginning of period	60,296,863	51,080,171	31,742,065	24,738,774
End of period	$99,960,633	$60,296,863	$39,916,798	$31,742,065

Share Transactions
Shares issued	1,800,000	350,000	600,000	425,000
Shares redeemed	(250,000)	—	(550,000)	(400,000)
Change in Shares Outstanding	1,550,000	350,000	50,000	25,000
See accompanying Notes to Financial Statements.

Financial Highlights
Touchstone Climate Transition ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.19	$0.03	$0.22	$(0.19)	$(0.19)	$25.03	0.87%(2)	$11,266	0.69%(3)	1.77%(3)	1.15%(3)	65%(2)(4)
12/31/24	25.03	0.19	0.43	0.62	(0.16)	(0.16)	25.49	2.48	11,469	0.69	2.13	0.76	65(4)
(1)	Represents the period from commencement of operations (April 28, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Dividend Select ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.18	$0.31	$0.49	$(0.18)	$(0.18)	$25.31	1.94%(2)	$26,570	0.67%(3)	1.41%(3)	2.11%(3)	28%(2)(4)
12/31/23	25.31	0.58	2.91	3.49	(0.58)	(0.58)	28.22	14.01	31,040	0.67	1.21	2.22	16(4)
12/31/24	28.22	0.64	2.62	3.26	(0.64)	(0.64)	30.84	11.59	33,929	0.64	1.16	2.11	13(4)
(1)	Represents the period from commencement of operations (August 2, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Dynamic International ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/20(1)	$26.95	$0.37	$3.13	$3.50	$(0.46)	$ (0.44)	$(0.90)	$29.55	13.23%	$4,735	0.24%	0.88%	1.51%	33%
12/31/21(1)	29.55	0.46	1.14	1.60	(0.82)	(0.93)	(1.75)	29.40	5.39	5,061	0.24	0.87	1.51	20
12/31/22(1)	29.40	0.44	(5.23)	(4.79)	(0.71)	(0.62)	(1.33)	23.28	(16.34)	2,987	0.24	0.99	1.75	60
12/31/23(1)(2)	23.28	0.31	3.65	3.96	(0.40)	—	(0.40)	26.84	17.21	53,272	0.40	1.50	2.06	125
12/31/24	26.84	0.65(3)	1.13	1.78	(0.93)	—	(0.93)	27.69	6.60	49,429	0.65	1.19	2.25	77(4)
(1)	On December 1, 2023, the Predecessor Fund effected a 0.4524:1 reverse share split. All per share data has been adjusted to reflect the reverse share split.
(2)	Effective December 8, 2023, Class Y shares of the Dynamic Allocation Fund were reorganized into shares of the Fund.
(3)	The net investment income per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
Touchstone Securitized Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/23(1)	$25.00	$0.73	$0.58	$1.31	$(0.73)	$ —	$(0.73)	$25.58	5.37%(2)	$24,303	0.39%(3)	1.27%(3)	6.45%(3)	11%(2)
12/31/24	25.58	1.53(4)	0.31	1.84	(1.46)	(0.05)	(1.51)	25.91	7.33	108,807	0.39	0.71	5.89	36
(1)	Represents the period from commencement of operations (July 17, 2023) through December 31, 2023.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income per share was based on average shares outstanding for the period.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Strategic Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.48	$(0.50)	$(0.02)	$(0.49)	$ —	$(0.49)	$24.49	(0.03)%(2)	$99,200	0.65%(3)	0.89%(3)	4.51%(3)	47%(2)
12/31/23	24.49	1.30	0.64	1.94	(1.27)	—	(1.27)	25.16	8.14	102,522	0.65	0.87	5.27	120
12/31/24	25.16	1.25(4)	0.25	1.50	(1.20)	(0.15)	(1.35)	25.31	6.09	174,668	0.61	0.87	4.91	107
(1)	Represents the period from commencement of operations (July 21, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income per share was based on average shares outstanding for the period.
Touchstone Ultra Short Income ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.35	$(0.14)	$0.21	$(0.34)	$ —	$(0.34)	$24.87	0.87%(2)	$51,080	0.34%(3)	0.75%(3)	3.65%(3)	16%(2)
12/31/23	24.87	1.31	0.26	1.57	(1.36)	—	(1.36)	25.08	6.47	60,297	0.31	0.66	5.28	87
12/31/24	25.08	1.37(4)	0.22	1.59	(1.34)	(0.05)	(1.39)	25.28	6.50	99,961	0.25	0.52	5.41	85
(1)	Represents the period from commencement of operations (August 4, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	The net investment income per share was based on average shares outstanding for the period.
Touchstone US Large Cap Focused ETF
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Total distributions	Net asset value at end of period	Total return based on NAV	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
12/31/22(1)	$25.00	$0.06	$(0.86)	$(0.80)	$(0.06)	$(0.06)	$24.14	(3.25)%(2)	$24,739	0.69%(3)	1.54%(3)	0.66%(3)	3%(2)(4)
12/31/23	24.14	0.21	6.09	6.30	(0.21)	(0.21)	30.23	26.17	31,742	0.69	1.23	0.79	3(4)
12/31/24	30.23	0.23	6.06	6.29	(0.23)	(0.23)	36.29	20.80	39,917	0.66	1.28	0.69	7(4)
(1)	Represents the period from commencement of operations (July 27, 2022) through December 31, 2022.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind and received from processing subscriptions-in-kind.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2024
1. Organization
The Touchstone ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated February 1, 2022. The Trust consists of the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Climate Transition ETF ("Climate Transition ETF”)
Touchstone Dividend Select ETF ("Dividend Select ETF”)
Touchstone Dynamic International ETF ("Dynamic International ETF”)
Touchstone Securitized Income ETF ("Securitized Income ETF”)
Touchstone Strategic Income ETF (formerly Touchstone Strategic Income Opportunities ETF) ("Strategic Income ETF”)
Touchstone Ultra Short Income ETF ("Ultra Short Income ETF”)
Touchstone US Large Cap Focused ETF ("US Large Cap Focused ETF”)
Each Fund is diversified, with the exception of the US Large Cap Focused ETF, which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are actively managed exchange-traded funds (“ETFs”). Shares of the Dividend Select ETF (ticker: DVND), Securitized Income ETF (ticker: TSEC), and the Strategic Income ETF (ticker: SIO) are listed for trading on NYSE Arca, Inc., shares of the Dynamic International ETF (ticker: TDI) are listed for trading on The Nasdaq Stock Market LLC and shares of Climate Transition ETF (ticker: HEAT), US Large Cap Focused ETF (ticker: LCF) and the Ultra Short Income ETF (ticker: TUSI) are listed for trading on Cboe BZX Exchange, Inc. The market price for a share of each Fund may be different from a Fund's most recent net asset value (“NAV”) per share. ETFs are funds that trade like other publicly traded securities. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Funds may be purchased or redeemed directly from the Funds at NAV solely by a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has entered into an “Authorized Participant Agreement” with the funds' distributor and the transfer agent to purchase aggregations of a specific number of shares (“Creation Units”) through a dealer that has entered into such an agreement (“Authorized Participants”). Also, unlike shares of a mutual fund, shares of the Funds are listed on an exchange and trade in the secondary market at market prices that change throughout the day.
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2024, for each Fund’s investments, is included in each Fund's Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the year ended December 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded

Notes to Financial Statements (Continued)
on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Strategic Income ETF and Ultra Short Income ETF may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including ETFs, open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Notes to Financial Statements (Continued)
Futures Contracts — The Securitized Income ETF and the Strategic Income ETF may buy and sell futures contracts and related options to manage their exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. When a Fund purchases or sells a futures contract, or sells an option thereon, a Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
As of December 31, 2024, the Strategic Income ETF held futures contracts as shown on the Portfolio of Investments.
Swap Contracts — The Securitized Income ETF and the Strategic Income ETF may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).

Notes to Financial Statements (Continued)
As of December 31, 2024, the Funds did not hold any swap agreements.
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Securitized Income ETF and the Strategic Income ETF may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Funds do  not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2024, the Funds did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Strategic Income ETF's  derivative financial instruments by primary risk exposure as of December 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Strategic Income ETF	Futures Contracts - Interest Rate Contracts*	$27,560	$241,852
*	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
The following table sets forth the effect of the Strategic Income ETF's derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended December 31, 2024:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Strategic Income ETF	Futures - Interest Rate Contracts*	$184,808	$(323,939)
	Swap Agreements - Credit Contracts**	(19,806)	294,787
*	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
**	Statements of Operations Location: Net realized losses on swap agreements and Net change in unrealized appreciation (depreciation) on swap agreements, respectively.
For the year ended December 31, 2024, the average quarterly balances of outstanding derivative financial instruments for the Strategic Income ETF was as follows:
Strategic Income ETF
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$990,000
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	33,051,321
Futures Contracts (short) - Notional Value	2,181,599
Portfolio securities loaned — The Funds may lend their portfolio securities, with the exception of the Ultra Short Income ETF. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2024, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned*	Market Value of Collateral Received**	Net Amount***
Dynamic International ETF	Common Stocks	$801,384	$842,860	$41,476
Strategic Income ETF	Corporate Bonds	1,104,371	1,147,583	43,212
	Sovereign Government Obligations	200,688	206,780	6,092
Total Strategic Income ETF		1,305,059	1,354,363	49,304
*	The remaining contractual maturity is overnight for all securities.
**	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
***	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Financial Statements (Continued)
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by the number of outstanding shares.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Climate Transition ETF, Dynamic International ETF and US Large Cap Focused ETF declare and distribute their income, if any, annually, as a dividend to shareholders. The Dividend Select ETF declares and distribute its income, if any, quarterly, as a dividend to shareholders. The Securitized Income ETF, Strategic Income ETF and the Ultra Short Income ETF declare and distribute their income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser, acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.

Notes to Financial Statements (Continued)
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended December 31, 2024:
	Climate Transition ETF*	Dividend Select ETF*	Dynamic International ETF*	Securitized Income ETF	Strategic Income ETF	Ultra Short Income ETF	US Large Cap Focused ETF*
Purchases of investment securities	$7,419,952	$4,602,039	$43,375,905	$102,467,871	$84,178,680	$89,810,071	$2,908,401
Proceeds from sales and maturities	$7,453,969	$4,166,050	$40,877,996	$24,410,389	$39,557,626	$56,067,529	$2,526,835
*	The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF and US Large Cap Focused ETF had subscriptions-in-kind into the Fund of $2,431,569, $12,746,340, $21,033,901 and $19,345,668, respectively, which are excluded from purchases of investment securities. The Climate Transition ETF, the Dividend Select ETF, the Dynamic International ETF and the US Large Cap Focused ETF had redemptions-in-kind out of the Fund of $2,397,906, $13,075,084, $27,549,047 and $17,635,651, respectively, which are excluded from the proceeds from sales and maturities.
For the year ended December 31, 2024, purchases and proceeds from sales and maturities in U.S. Government Securities were $328,359 and $1,329,850, respectively, for the Securitized Income ETF and $116,811,322 and $84,236,411, respectively, for Strategic Income ETF. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the year ended December 31, 2024.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $238,861 for the Funds’ Board for the year ended December 31, 2024.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Climate Transition ETF	0.65% on the first $500 million
0.60% on assets over $500 million
Dividend Select ETF	0.55% on the first $1 billion
0.50% on assets over $1 billion
Dynamic International ETF	0.55% on the first $500 million
0.50% on assets over $500 million
Securitized Income ETF	0.34% on the first $500 million
0.30% on assets over $500 million
Strategic Income ETF	0.55% on the first $250 million
0.50% on the next $250 million
0.45% on assets over $500 million
Ultra Short Income ETF	0.18% on the first $500 million
0.16% on assets over $500 million
US Large Cap Focused ETF	0.70% on the first $500 million
0.65% on the next $300 million
0.60% on the next $200 million
0.50% on the next $1 billion
0.40% on assets over $2 billion

Notes to Financial Statements (Continued)
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Fort Washington Investment Advisors, Inc.*	Lombard Odier Asset Management (USA) Corp.
Dividend Select ETF	Climate Transition ETF
Securitized Income ETF	Los Angeles Capital Management LLC
Strategic Income ETF	Dynamic International ETF
Ultra Short Income ETF
US Large Cap Focused ETF
*Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ interfund lending program, if any; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
		Termination Date
Climate Transition ETF	0.69%	April 29, 2025
Dividend Select ETF*	0.49%	October 31, 2025
Dynamic International ETF	0.65%	April 29, 2025
Securitized Income ETF	0.39%	April 29, 2025
Strategic Income ETF**	0.49%	October 31, 2025
Ultra Short Income ETF	0.25%	April 29, 2025
US Large Cap Focused ETF***	0.55%	October 31, 2025
*	Prior to October 31, 2024, the expense limitation was 0.67%.
**	Prior to October 31, 2024, the expense limitation was 0.65%.
***	Prior to October 31, 2024, the expense limitation was 0.69%.
The Expense Limitation Agreement can be terminated with respect to a Fund by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds' shareholders.
During the year ended December 31, 2024, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Climate Transition ETF	$—	$15,531	$150,348	$165,879
Dividend Select ETF	—	45,352	130,508	175,860
Dynamic International ETF	—	73,060	220,044	293,104
Securitized Income ETF	—	104,464	146,808	251,272
Strategic Income ETF	—	161,729	146,981	308,710
Ultra Short Income ETF	—	106,776	110,351	217,127
US Large Cap Focused ETF	14,239	48,992	162,420	225,651
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Continued)
As of December 31, 2024, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before December 31, 2025	Expires on or before December 31, 2026	Expires on or before December 31, 2027	Total
Climate Transition ETF	$—	$79,821	$165,879	$245,700
Dividend Select ETF	64,225	152,548	175,860	392,633
Dynamic International ETF	—	14,033	293,104	307,137
Securitized Income ETF	—	91,018	251,272	342,290
Strategic Income ETF	98,127	217,774	308,710	624,611
Ultra Short Income ETF	79,410	184,378	217,127	480,915
US Large Cap Focused ETF	76,391	153,154	225,651	455,196
The Adviser did not recoup any amounts it previously waived or reimbursed during the year ended December 31, 2024.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon provides the Trust with transfer agency services, which include Creation Unit order processing. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.
CUSTODIAN AGREEMENT
As custodian, BNY Mellon is responsible for custody of each Fund’s assets.
SECURITIES LENDING AGREEMENT
As securities lending agent, BNY Mellon administers the securities lending program for the Funds. BNY Mellon lends certain securities, which are held in custody accounts maintained with BNY Mellon, to borrowers that have been approved by the Funds.
PLANS OF DISTRIBUTION
The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. The plan allows each Fund to pay distribution fees up to a maximum of 0.25% of average daily net assets. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay distribution fees until such time as approved by the Fund's Board.
DISTRIBUTOR
Foreside Fund Services, LLC (the “Distributor”) serves as the principal distributor of the Fund’s shares. The Adviser has agreed to compensate the Distributor for distribution-related services.

Notes to Financial Statements (Continued)
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended December 31, 2024, the Funds did not engage in any Rule 17a-7 transactions.
5. Fund Share Transactions
Shares of each Fund are issued and redeemed only in Creation Units. Investors may acquire shares and shareholders may tender their shares for redemption only in Creation Units. The number of shares of a Fund that constitute a Creation Unit is as follows: 25,000 for the Climate Transition ETF, Dividend Select ETF, Strategic Income ETF and US Large Cap Focused ETF and 50,000 for the Dynamic International ETF, Securitized Income ETF and Ultra Short Income ETF. Each Fund generally offers and issues shares either in exchange for (i) a basket of securities designated by the Fund (“Deposit Securities”) together with the deposit of a specified cash payment (“Cash Component”) or (ii) a cash payment equal in value to the Deposit Securities (“Deposit Cash”) together with the Cash Component. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.
The following table shows a breakout of the share activity for the Dynamic International ETF, including activity for the Dynamic Allocation Fund, the Predecessor Fund to the Dynamic International ETF:
	Touchstone Dynamic International ETF
	For the Year Ended December 31, 2023
	Shares	Dollars
Class A
Proceeds from Shares issued	64,734	$ 710,521
Reinvestment of distributions	47,849	522,378
Share conversion in connection with reorganization	(4,173,897)	(47,712,655)
Cost of Shares redeemed	(1,563,531)	(16,893,128)
Change from Class A Share Transactions	(5,624,845)	(63,372,884)
Class C
Proceeds from Shares issued	5,450	57,230
Reinvestment of distributions	518	5,417
Share conversion in connection with reorganization	(62,561)	(715,144)
Cost of Shares redeemed	(70,526)	(714,837)
Change from Class C Share Transactions	(127,119)	(1,367,334)
Class Y*
Proceeds from Shares issued	16,435	189,232
Reinvestment of distributions	2,962	32,704
Proceeds from Shares issued in connection with reorganization	4,236,458	48,427,799
Cost of Shares redeemed	(2,554,587)	(1,691,276)
Change from Class Y Share Transactions	1,701,268	46,958,459
Change from Share Transactions	(4,050,696)	(17,781,759)
* Class Y shares converted to Dynamic International ETF shares on December 8, 2023.
6. Liquidity
Interfund Lending — Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the year ended December 31, 2024, the Funds did not utilize Interfund Lending.
7. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at

Notes to Financial Statements (Continued)
least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the year ended December 31, 2024  and December 31, 2023 were as follows:
	Climate Transition ETF		Dividend Select ETF		Dynamic International ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$72,999	$85,163	$707,574	$623,057	$1,667,858	$839,702
From long-term capital gains	—	—	—	—	—	—
Total distributions	$72,999	$85,163	$707,574	$623,057	$1,667,858	$839,702
	Securitized Income ETF		Strategic Income ETF
	Year Ended December 31, 2024	Period Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$4,625,010	$664,094	$6,435,061	$5,174,005
From long-term capital gains	178,778	—	341,814	—
Total distributions	$4,803,788	$664,094	$6,776,875	$5,174,005
	Ultra Short Income ETF		US Large Cap Focused ETF
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
From ordinary income	$4,458,057	$2,894,829	$250,470	$225,572
From long-term capital gains	38,501	—	—	—
Total distributions	$4,496,558	$2,894,829	$250,470	$225,572
The following information is computed on a tax basis for each item as of December 31, 2024:
	Touchstone Climate Transition ETF	Touchstone Dividend Select ETF	Touchstone Dynamic International ETF	Touchstone Securitized Income ETF
Tax cost of portfolio investments	$10,627,200	$31,689,021	$48,746,360	$107,366,779
Gross unrealized appreciation on investments	1,680,237	4,157,419	5,306,752	1,735,716
Gross unrealized depreciation on investments	(772,531)	(1,887,141)	(3,137,896)	(952,320)
Net unrealized appreciation (depreciation) on investments	907,706	2,270,278	2,168,856	783,396
Gross unrealized appreciation on foreign currency transactions	—	—	—	1
Gross unrealized depreciation on foreign currency transactions	(321)	—	(1,604)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	(321)	—	(1,604)	1
Capital loss carryforwards	(1,447,729)	(1,064,823)	(3,604,518)	—
Qualified late year losses	(405)	—	—	—
Undistributed ordinary income	—	—	58,543	18,089
Accumulated earnings (deficit)	$(540,749)	$1,205,455	$(1,378,723)	$801,486

Notes to Financial Statements (Continued)
	Touchstone Strategic Income ETF	Touchstone Ultra Short Income ETF	Touchstone US Large Cap Focused ETF
Tax cost of portfolio investments	$173,747,748	$100,008,335	$34,918,416
Gross unrealized appreciation on investments	3,302,794	725,456	5,987,457
Gross unrealized depreciation on investments	(2,995,922)	(149,881)	(932,612)
Net unrealized appreciation (depreciation) on investments	306,872	575,575	5,054,845
Capital loss carryforwards	—	—	(527,701)
Qualified late year losses	(839,653)	—	—
Undistributed ordinary income	—	33,981	655
Undistributed capital gains	—	14,079	—
Other temporary differences	(29,437)	—	—
Accumulated earnings (deficit)	$(562,218)	$623,635	$4,527,799
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, Real Estate Investment Trust adjustments, taxable interest on defaulted securities, amortization adjustments on bonds and certain timing differences in the recognition of capital losses under income tax regulations and U.S. GAAP.
As of December 31, 2024, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Climate Transition ETF	$ 1,247,953	$ 199,776	$ 1,447,729
Dividend Select ETF	554,374	510,449	1,064,823
Dynamic International ETF	1,842,198	1,762,320	3,604,518
US Large Cap Focused ETF	274,512	253,189	527,701
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended December 31, 2024, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Strategic Income ETF	$ 260,067
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2024, the following Funds elected to defer the following losses.
Fund	Realized Capital Losses	Ordinary Losses	Total
Climate Transition ETF	$ —	$ 405	$ 405
Strategic Income ETF	839,653	—	839,653
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax

Notes to Financial Statements (Continued)
treatment of net operating losses, in-kind distributions for shareholder redemptions and taxable overdistribution have been made to the following Funds for the year ended December 31, 2024:
Fund	Paid-In Capital	Distributable Earnings
Climate Transition ETF	$ 451,841	$ (451,841)
Dividend Select ETF	3,440,261	(3,440,261)
Dynamic International ETF	3,784,226	(3,784,226)
US Large Cap Focused ETF	4,984,547	(4,984,547)
8. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
9. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events, may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.

Notes to Financial Statements (Continued)
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
10. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of Touchstone ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone ETF Trust (the “Trust”) (comprising Touchstone Climate Transition ETF, Touchstone Dividend Select ETF, Touchstone Dynamic International ETF, Touchstone Securitized Income ETF, Touchstone Strategic Income ETF (formerly Touchstone Strategic Income Opportunities ETF), Touchstone Ultra Short Income ETF and Touchstone US Large Cap Focused ETF (collectively referred to as the “Funds”)), including the portfolios of investments, as of December 31, 2024, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone ETF Trust at December 31, 2024, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Funds comprising the Touchstone ETF Trust	Statements of Operations	Statements of changes in net assets	Financial Highlights
Touchstone Climate Transition ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from April 28, 2023 (commencement of operations) through December 31, 2023
Touchstone Dividend Select ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period from August 2, 2022 (commencement of operations) through December 31, 2022
Touchstone Dynamic International ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the five years in the period ended December 31, 2024
Touchstone Securitized Income ETF	For the year ended December 31, 2024	For the year ended December 31, 2024 and the period from July 17, 2023 (commencement of operations) through December 31, 2023
Touchstone Strategic Income ETF (formerly Touchstone Strategic Income Opportunities ETF)	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period from July 21, 2022 (commencement of operations) through December 31, 2022
Touchstone Ultra Short Income ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period from August 4, 2022 (commencement of operations) through December 31, 2022
Touchstone US Large Cap Focused ETF	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the two years in the period ended December 31, 2024 and the period from July 27, 2022 (commencement of operations) through December 31, 2022
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial

Report of Independent Registered Public Accounting Firm (Continued)
reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
February 14, 2025

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended December 31, 2024 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Dynamic International ETF	88.41%
Strategic Income ETF	1.78%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended December 31, 2024 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Strategic Income ETF	1.78%
For the fiscal year ended December 31, 2024, the Funds designated long-term capital gains as follows:
Securitized Income ETF	$ 178,778
Strategic Income ETF	$ 341,814
Ultra Short Income ETF	$ 52,580
The Dynamic International ETF intends to pass through a foreign tax credit to the shareholders. For the fiscal year ended December 31, 2024, the total amount of foreign source income is $1,766,668 or $0.99 per share. The total amount of foreign taxes to be paid is $248,800 or $0.14 per share. Shareholder’s allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.833.368.7383.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 21, 2024, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone ETF Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser, except with respect to the Sub-Advisory Agreement for Touchstone Dynamic International ETF, which was approved at a meeting held on February 16, 2023.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each

Other Items (Unaudited) (Continued)
Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the one that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the applicable Fund. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the affiliated Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month and twelve-month periods ended September 30, 2024 and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such

Other Items (Unaudited) (Continued)
sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Climate Transition ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Dividend Select ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Dynamic International ETF. The Board took into account the Fund’s advisory fee and total expense ratio, noting that the total expense ratio (net of applicable expense waivers and reimbursements) was lower upon the Fund’s commencement of operations as an ETF after close of business on December 8, 2023. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Board took into account the performance of the Fund, its benchmark and Morningstar category for each of the six-, twelve- and thirty-six-month periods ended September 30, 2024, noting that the Fund’s performance during those periods primarily reflected the performance of a predecessor fund which was managed by a different sub-adviser using different investment strategies than the ones currently used by the Fund’s current Sub-Adviser. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Securitized Income ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Strategic Income ETF (formerly, Strategic Income Opportunities ETF). The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were at the median and below the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Ultra Short Income ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2024 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone US Large Cap Focused ETF. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2024 was in the 3rd quintile of its peer group, and the Fund’s performance for the twelve-month

Other Items (Unaudited) (Continued)
period ended September 30, 2024 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund’s advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser to certain of the Funds with the Adviser, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund’s assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board noted that the Touchstone Climate Transition ETF’s and Touchstone Ultra Short Income ETF’s Sub-Adviser each had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitation. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by each Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser had negotiated the sub-

Other Items (Unaudited) (Continued)
advisory fee with each of the unaffiliated Sub-Advisers at arm’s length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Climate Transition ETF. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Dividend Select ETF. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Securitized Income ETF. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Strategic Income ETF (formerly, Strategic Income Opportunities ETF). The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Ultra Short Income ETF. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone US Large Cap Focused ETF. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month and twelve-month periods ended September 30, 2024 as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser. The Board was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the initial approval of the Sub-Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors.  The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage the Fund’s assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the Fund’s proposed advisory and sub-advisory fee structure is reasonable relative to those of similar ETFs and to the services to be provided by the Adviser and the Sub-Adviser; and (d) the Sub-Adviser’s proposed investment strategies are appropriate for pursuing the investment goals of the Fund.  Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to the Fund was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY
We Respect Your Privacy
Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.
Our Pledge to Our Clients
•  We collect only the information we need to service your account and administer our business.
•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.
•  We make every effort to ensure the accuracy of your information.
We Collect the Following Nonpublic Personal Information About You:
•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and
•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.
Categories of Information We Disclose and Parties to Whom We Disclose
We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.
We Place Strict Limits and Controls on the Use and Sharing of Your Information
•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.
•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.
•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.
•  We will not sell your personal information to anyone.
We May Provide Information to Service Your Account
Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians and broker-dealers to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. We do not permit these companies to sell the information for their own purposes, and we never sell our customer information.
This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust and Touchstone ETF Trust.
The Privacy Protection Policy is not part of the Annual Report.

Touchstone Investments
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
Transfer Agent
The Bank of New York Mellon
6023 Airport Road
Oriskany, New York 13424
Shareholder Service
1.833.368.7383
* A Member of Western & Southern Financial Group
ETF-ETFT-AR-NCSR-2412

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1) The registrant’s Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not Applicable

(a)(5) Not Applicable

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone ETF Trust

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	2/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E. Blake Moore, Jr.
E. Blake Moore, Jr., President
(principal executive officer)

Date	2/28/2025

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	2/28/2025